LAZARD RETIREMENT SERIES
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                 PROSPECTUS
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                 May 1, 2005



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                 Lazard Retirement Equity Portfolio
                 Lazard Retirement U.S. Strategic Equity Portfolio Lazard Retirement Small Cap Portfolio
                 Lazard Retirement International Equity Portfolio
                 Lazard Retirement International Equity Select Portfolio Lazard Retirement International Small Cap Portfolio Lazard Retirement Emerging Markets Portfolio

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         AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
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                                            PAGE

                                            -----------------------------------------------------

                                            1     OVERVIEW

                                            -----------------------------------------------------

                                            -----------------------------------------------------
CAREFULLY REVIEW THIS
IMPORTANT SECTION FOR                       3     INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
INFORMATION ON THE                                AND EXPENSES
PORTFOLIOS' INVESTMENT
OBJECTIVES, STRATEGIES, RISKS,              -----------------------------------------------------
PAST PERFORMANCE AND FEES.
                                            3     Lazard Retirement Equity Portfolio

                                            6     Lazard Retirement U.S. Strategic Equity Portfolio

                                            9     Lazard Retirement Small Cap Portfolio

                                            12    Lazard Retirement International Equity Portfolio

                                            15    Lazard Retirement International Equity Select Portfolio

                                            18    Lazard Retirement International Small Cap Portfolio

                                            21    Lazard Retirement Emerging Markets Portfolio


                                            -----------------------------------------------------
REVIEW THIS SECTION FOR
DETAILS ON THE PEOPLE AND                   24    FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE
THE PORTFOLIOS.                             -----------------------------------------------------

                                            24    Investment Manager

                                            24    Principal Portfolio Managers

                                            26    Administrator

                                            26    Distributor

                                            26    Custodian


                                            -----------------------------------------------------
REVIEW THIS SECTION FOR
DETAILS ON HOW SHARES ARE                   27    ACCOUNT POLICIES
VALUED, HOW TO PURCHASE AND
SELL SHARES, RELATED CHARGES                -----------------------------------------------------
AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.                          27    Buying Shares


                                            27    Market Timing/Excessive Trading

                                            28    Calculation of Net Asset Value


                                            29    Distribution and Servicing Arrangements


                                            29    Selling Shares

                                            29    Dividends, Distributions and Taxes


                                            -----------------------------------------------------
REVIEW THIS SECTION FOR
RECENT FINANCIAL                            30    FINANCIAL HIGHLIGHTS
INFORMATION.
                                            -----------------------------------------------------

                                            -----------------------------------------------------

                                            34    PERFORMANCE INFORMATION FOR RELATED ACCOUNTS

                                            -----------------------------------------------------

                                            -----------------------------------------------------
WHERE TO LEARN MORE ABOUT
THE PORTFOLIOS.                                   BACK COVER

                                            -----------------------------------------------------

   --------------------------------------------------------------------------
   LAZARD ASSET MANAGEMENT LLC SERVES AS EACH PORTFOLIO'S INVESTMENT MANAGER.
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The portfolios (each, a "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") are intended to be funding vehicles for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of a Portfolio may be higher or lower than, and there is no guarantee that the investment results of a Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board of Directors monitors each Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------

The Portfolios                              The Fund consists of seven separate
                                            Portfolios. Each Portfolio has its
                                            own investment objective,
                                            strategies, risk/return and expenses
                                            profile. Because you could lose
                                            money by investing in a Portfolio,
                                            be sure to read all risk disclosures
                                            carefully before investing.


                                            Each Portfolio has adopted a policy
                                            to invest at least 80% of its assets
                                            in specified securities appropriate
                                            to its name and to provide its
                                            shareholders with at least 60 days'
                                            prior notice of any change with
                                            respect to this policy.


                                            INFORMATION ON EACH PORTFOLIO'S
                                            RECENT STRATEGIES AND HOLDINGS CAN
                                            BE FOUND IN THE CURRENT
                                            ANNUAL/SEMI-ANNUAL REPORT (SEE BACK
                                            COVER).



Who May Want to Invest?                     The Portfolios invest primarily in
                                            equity securities, including common
                                            stocks, preferred stocks and
                                            convertible securities. The
                                            Investment Manager seeks to identify
                                            undervalued securities and focuses
                                            on individual stock selection rather
                                            than on general stock market trends.

                                            In general, the Investment Manager
                                            believes that the securities in
                                            which the Portfolios invest have one
                                            or more of the following
                                            characteristics:

                                            o   are undervalued relative to
                                                their earnings, cash flow or
                                                asset values

                                            o   have an attractive price/value
                                                relationship and a catalyst that
                                                has the potential to enhance
                                                value, such as a change in
                                                management or a new product
                                                offering

                                            o   are out of favor due to
                                                circumstances which are unlikely
                                                to harm the company's franchise
                                                or earnings power

                                            o   have low projected
                                                price-to-earnings or
                                                price-to-cash flow multiples

                                            The Investment Manager typically
                                            sells a stock when it is no longer
                                            considered a value company, appears
                                            less likely to benefit from the
                                            current market and economic
                                            environment, shows deteriorating
                                            fundamentals or otherwise falls
                                            short of the Investment Manager's
                                            expectations.

                                            Value stocks involve the risk that
                                            they may never reach what the
                                            Investment Manager believes is their
                                            full market value. They
                                            also may decline in price, even
                                            though, in theory, they are already
                                            undervalued.

                                            Under adverse market conditions, a
                                            Portfolio could invest some or all
                                            of its assets in money market
                                            securities. The Portfolio might do
                                            this to seek to avoid or mitigate
                                            losses, but it may result in the
                                            Portfolio not achieving its
                                            investment objective.

                                            Consider investing in these
                                            Portfolios if you are:

                                            o   pursuing a long-term goal such
                                                as retirement

                                            o   looking to add an equity
                                                component to your investment
                                                portfolio

                                            o   willing to accept the higher
                                                risks of investing in the stock
                                                market in exchange for
                                                potentially higher long-term
                                                returns


                                            These Portfolios may not be
                                            appropriate if you are:

                                            o   pursuing a short-term goal or
                                                investing emergency reserves


                                            o   uncomfortable with an investment
                                                that will fluctuate in value

                                            You should be aware that the
                                            Portfolios:

                                            o   are not bank deposits

                                            o   are not guaranteed, endorsed or
                                                insured by any bank, financial
                                                institution or government
                                                entity, such as the Federal
                                                Deposit Insurance Corporation

                                            o   are not guaranteed to achieve
                                                their stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

---------------------
 LAZARD RETIREMENT
 EQUITY PORTFOLIO
---------------------


INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            common stocks, of relatively large
                                            U.S. companies with market
                                            capitalizations in the range of
                                            companies included in the S&P 500(R)
                                            Index that the Investment Manager
                                            believes are undervalued based on
                                            their earnings, cash flow or asset
                                            values.

                                            Under normal circumstances, the
                                            Portfolio invests at least 80% of
                                            its assets in equity securities. The
                                            Portfolio also may invest up to 15%
                                            of its total assets in non-U.S.
                                            equity securities that trade in U.S.
                                            markets.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value. The
                                            value of your investment in the
                                            Portfolio will fluctuate, which
                                            means you could lose money.

                                            Foreign securities carry special
                                            risks, such as exposure to currency
                                            fluctuations, less developed or less
                                            efficient trading markets, political
                                            instability, a lack of company
                                            information, differing auditing and
                                            legal standards, and potentially
                                            less liquidity.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

      [THE FOLLOWING DATA REPRESENTS A BAR CHART IN THE PRINTED DOCUMENT]



                  8.16% (0.09)% (7.47%) (16.25%) 24.01% 11.79%
                  --------------------------------------------
                  1999   2000    2001     2002    2003   2004



--------------------------------------------------------------------------------
      Best quarter:                   6/30/03                12.75%
      Worst quarter:                  9/30/02               (16.43)%
--------------------------------------------------------------------------------





                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                          Inception      Past        Past       Since
                             Date        Year       5 Years   Inception
--------------------------------------------------------------------------------
RETIREMENT EQUITY
  PORTFOLIO                3/18/98      11.79%       1.43%      3.79%
--------------------------------------------------------------------------------
S&P 500 INDEX                           10.88%      (2.30)%     3.15%

FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                    .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                               .25%
--------------------------------------------------------------------------------
Other Expenses                                    2.58%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                3.58%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                    2.33%
--------------------------------------------------------------------------------
Net Expenses*                                     1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT
EQUITY PORTFOLIO        1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $881           $1,656       $3,692
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INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

-----------------------------------
 LAZARD RETIREMENT
 U.S. STRATEGIC EQUITY PORTFOLIO
-----------------------------------



INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            common stocks, of U.S. companies
                                            that the Investment Manager believes
                                            are undervalued based on their
                                            earnings, cash flow or asset values.
                                            Although the Portfolio generally
                                            focuses on large-size companies, the
                                            market capitalizations of issuers in
                                            which the Portfolio invests may vary
                                            with market conditions. The
                                            Portfolio will have opportunistic
                                            exposure to mid cap companies. The
                                            Investment Manager considers "mid
                                            cap companies" to be those companies
                                            that, at the time of initial
                                            purchase by the Portfolio, have
                                            market capitalizations within the
                                            range of companies included in the
                                            Russell Midcap(R) Index. From time
                                            to time the Portfolio may invest in
                                            companies with market
                                            capitalizations as small as $500
                                            million.

                                            Under normal circumstances, the
                                            Portfolio invests at least 80% of
                                            its assets in equity securities of
                                            U.S. companies. The Portfolio may
                                            invest up to 15% of its total assets
                                            in non-U.S. equity securities.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value. Mid
                                            cap and small cap companies may
                                            carry additional risks because their
                                            earnings tend to be less
                                            predictable, their share prices more
                                            volatile and their securities less
                                            liquid than larger, more
                                            established, companies. The value of
                                            your investment in the Portfolio
                                            will fluctuate, which means you
                                            could lose money

                                            The shares of mid cap and small cap
                                            companies tend to trade less
                                            frequently than those of larger
                                            companies, which can have an adverse
                                            effect on the pricing of these
                                            securities and on the ability to
                                            sell these securities when the
                                            Investment Manager deems it
                                            appropriate. Some of the Portfolio's
                                            investments will rise and fall based
                                            only on investor perception.

                                            Because the Portfolio will invest in
                                            a smaller number of issuers than
                                            other, more diversified investment
                                            portfolios, the Portfolio's net
                                            asset value may be relatively more
                                            susceptible to adverse effects from
                                            any single corporate, economic,
                                            market, political or regulatory
                                            occurrence than if the Portfolio's
                                            investments consisted of a larger
                                            number of securities.

                                            Foreign securities carry special
                                            risks, such as exposure to currency
                                            fluctuations, less developed or less
                                            efficient trading markets, political
                                            instability, a lack of company
                                            information, differing auditing and
                                            legal standards, and potentially
                                            less liquidity.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.

                                             PERFORMANCE BAR CHART AND TABLE
                                             -------------------------------

                                            Because the Portfolio commenced
                                            investment operations on December
                                            30, 2004, no performance returns are
                                            presented in this part of the
                                            Prospectus. Annual performance
                                            returns provide some indication of
                                            the risks of investing in the
                                            Portfolio by showing changes in
                                            performance from year to year.
                                            Comparison of Portfolio performance
                                            to an appropriate index indicates
                                            how the Portfolio's average annual
                                            returns compare with those of a
                                            broad measure of market performance.

FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                    .85%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                               .25%
--------------------------------------------------------------------------------
Other Expenses*                                    .65%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                1.75%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement**                                    .50%
--------------------------------------------------------------------------------
Net Expenses**                                    1.25%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

** Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT U.S. STRATEGIC
EQUITY PORTFOLIO                     1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                                      $127           $502
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

---------------------------
 LAZARD RETIREMENT
 SMALL CAP PORTFOLIO
---------------------------


INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            common stocks, of relatively small
                                            U.S. companies that the Investment
                                            Manager believes are undervalued
                                            based on their earnings, cash flow
                                            or asset values. The Investment
                                            Manager considers "small cap
                                            companies" to be those companies
                                            that, at the time of initial
                                            purchase by the Portfolio, have
                                            market capitalizations within the
                                            range of companies included in the
                                            Russell 2000(R) Index (up to $3.61
                                            billion as of December 31, 2004).
                                            Because small cap companies are
                                            defined by reference to an index,
                                            the market capitalizations of
                                            companies in which the Portfolio may
                                            invest may vary with market
                                            conditions.

                                            Under normal circumstances, the
                                            Portfolio invests at least 80% of
                                            its assets in equity securities of
                                            small cap companies. These
                                            securities generally have, in the
                                            Investment Manager's opinion, one or
                                            more of the following
                                            characteristics:

                                            o   the potential to become a larger
                                                factor in the company's business
                                                sector

                                            o   significant debt but high levels
                                                of free cash flow

                                            o   a relatively short corporate
                                                history with the expectation
                                                that the business may grow

                                            The Portfolio may invest up to 20%
                                            of its assets in equity securities
                                            of larger U.S. companies.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value.
                                            Small cap companies carry additional
                                            risks because their earnings tend to
                                            be less predictable, their share
                                            prices more volatile and their
                                            securities less liquid than larger,
                                            more established companies. The
                                            value of your investment in the
                                            Portfolio will fluctuate, which
                                            means you could lose money.

                                            The shares of smaller companies tend
                                            to trade less frequently than those
                                            of larger companies, which can have
                                            an adverse effect on the pricing of
                                            these securities and on the ability
                                            to sell these securities when the
                                            Investment Manager deems it
                                            appropriate. Some of the Portfolio's
                                            investments will rise and fall based
                                            only on investor perception.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.


The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Small Cap Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000(R) Index (which consists of the 3,000 largest
U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


      [THE FOLLOWING DATA REPRESENTS A BAR CHART IN THE PRINTED DOCUMENT]


               (3.22)% 5.13% 21.05% 18.63% (17.68)% 37.22% 14.89%
               --------------------------------------------------
                1998   1999   2000   2001    2002    2003   2004

--------------------------------------------------------------------------------
      Best quarter:                   6/30/99                21.25%
      Worst quarter:                  9/30/02               (19.28)%
--------------------------------------------------------------------------------





                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                         Inception       Past          Past         Since
                           Date          Year         5 Years     Inception
--------------------------------------------------------------------------------
RETIREMENT SMALL
  CAP PORTFOLIO           11/4/97       14.89%         13.26%        9.13%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                      18.83%          6.61%        6.93%
--------------------------------------------------------------------------------

FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .28%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.28%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .03%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT
SMALL CAP PORTFOLIO     1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $403           $699         $1,543
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

-----------------------------------
 LAZARD RETIREMENT
 INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------


INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            common stocks, of relatively large
                                            non-U.S. companies with market
                                            capitalizations in the range of
                                            companies included in the Morgan
                                            Stanley Capital International
                                            (MSCI(R)) Europe, Australasia and
                                            Far East (EAFE(R)) Index that the
                                            Investment Manager believes are
                                            undervalued based on their earnings,
                                            cash flow or asset values.

                                            In choosing stocks for the
                                            Portfolio, the Investment Manager
                                            looks for established companies in
                                            economically developed countries.
                                            The allocation of the Portfolio's
                                            assets among geographic sectors may
                                            shift from time to time based on the
                                            Investment Manager's judgment. Under
                                            normal circumstances, the Portfolio
                                            invests at least 80% of its assets
                                            in equity securities.

                                            The Portfolio may invest up to 10%
                                            of its assets in securities of
                                            companies whose principal business
                                            activities are located in emerging
                                            market countries, although the
                                            allocation of the Portfolio's assets
                                            to emerging market countries may
                                            vary from time to time.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            foreign currency transactions and
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value.
                                            Foreign securities carry special
                                            risks, such as exposure to currency
                                            fluctuations, less developed or less
                                            efficient trading markets, political
                                            instability, a lack of company
                                            information, differing auditing and
                                            legal standards, and potentially
                                            less liquidity. The securities
                                            markets of emerging market countries
                                            be extremely volatile. The
                                            Portfolio's performance will be
                                            influenced by political, social and
                                            economic factors affecting companies
                                            in emerging market countries.
                                            Emerging market countries can
                                            generally have economic structures
                                            that are less diverse and mature,
                                            and political systems that are less
                                            stable, than those of developed
                                            countries. The value of your
                                            investment in the Portfolio will
                                            fluctuate, which means you could
                                            lose money.

                                            While the Portfolio may engage in
                                            foreign currency transactions
                                            primarily for hedging purposes, it
                                            may also use these transactions to
                                            increase returns. However, there is
                                            the risk that these transactions may
                                            reduce returns or increase
                                            volatility. In addition,
                                            derivatives, such as those used in
                                            certain foreign currency
                                            transactions, can be illiquid and
                                            highly sensitive to changes in the
                                            related currency. As such, a small
                                            investment in certain derivatives
                                            could have a potentially large
                                            impact on the Portfolio's
                                            performance.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.



The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


      [THE FOLLOWING DATA REPRESENTS A BAR CHART IN THE PRINTED DOCUMENT]


                 21.41% (9.62)% (24.06)% (10.71)% 28.52% 14.98%
                 ----------------------------------------------
                  1999   2000     2001     2002    2003   2004

--------------------------------------------------------------------------------
      Best quarter:                   6/30/03                15.42%
      Worst quarter:                  9/30/02               (17.43)%
--------------------------------------------------------------------------------



                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                         Inception           Past          Past         Since
                           Date              Year         5 Years     Inception
--------------------------------------------------------------------------------
RETIREMENT
  INTERNATIONAL
  EQUITY PORTFOLIO         9/1/98           14.98%        (1.96)%       3.39%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                             20.25%        (1.13)%       5.48%
--------------------------------------------------------------------------------

FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .29%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.29%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .04%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT
INTERNATIONAL
EQUITY PORTFOLIO        1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $405           $704         $1,553
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

---------------------------------
 LAZARD RETIREMENT INTERNATIONAL
 EQUITY SELECT PORTFOLIO
---------------------------------


INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            American and Global Depositary
                                            Receipts (ADRs and GDRs,
                                            respectively) and common stocks, of
                                            relatively large non-U.S. companies
                                            with market capitalizations in the
                                            range of companies included in the
                                            Morgan Stanley Capital International
                                            (MSCI) Europe, Australasia and Far
                                            East (EAFE) Index that the
                                            Investment Manager believes are
                                            undervalued based on their earnings,
                                            cash flow or asset values.

                                            The Investment Manager currently
                                            intends to hold securities of
                                            between 30 and 45 different issuers
                                            on a long-term basis. This strategy
                                            could result in lower brokerage
                                            costs to the Portfolio. Although the
                                            Investment Manager does not
                                            anticipate frequent trading in the
                                            Portfolio's securities, the
                                            Investment Manager will sell
                                            portfolio positions when it
                                            considers such action appropriate.

                                            In choosing stocks for the
                                            Portfolio, the Investment Manager
                                            looks for established companies in
                                            economically developed countries.
                                            The allocation of the Portfolio's
                                            assets among geographic sectors may
                                            shift from time to time based on the
                                            Investment Manager's judgment. Under
                                            normal circumstances, the Portfolio
                                            invests at least 80% of its assets
                                            in equity securities.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            foreign currency transactions and
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value.
                                            Foreign securities carry special
                                            risks, such as exposure to currency
                                            fluctuations, less developed or less
                                            efficient trading markets, political
                                            instability, a lack of company
                                            information, differing auditing and
                                            legal standards, and potentially
                                            less liquidity. The value of your
                                            investment in the Portfolio will
                                            fluctuate, which means you could
                                            lose money.

                                            Because the Portfolio will invest in
                                            a smaller number of issuers than
                                            other, more diversified investment
                                            portfolios, the Portfolio's net
                                            asset value may be relatively more
                                            susceptible to adverse effects from
                                            any single corporate, economic,
                                            market, political or regulatory
                                            occurrence than if the Portfolio's
                                            investments consisted of a larger
                                            number of securities.

                                            While the Portfolio may engage in
                                            foreign currency transactions
                                            primarily for hedging purposes, it
                                            may also use these transactions to
                                            increase returns. However, there is
                                            the risk that these transactions may
                                            reduce returns or increase
                                            volatility. In addition,
                                            derivatives, such as those used in
                                            certain foreign currency
                                            transactions, can be illiquid and
                                            highly sensitive to changes in the
                                            related currency. As such, a small
                                            investment in certain derivatives
                                            could have a potentially large
                                            impact on the Portfolio's
                                            performance.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.

                                             PERFORMANCE BAR CHART AND TABLE
                                             -------------------------------

                                            Because the Portfolio has not
                                            commenced investment operations, no
                                            performance returns are presented in
                                            this part of the Prospectus. Annual
                                            performance returns provide some
                                            indication of the risks of investing
                                            in the Portfolio by showing changes
                                            in performance from year to year.
                                            Comparison of Portfolio performance
                                            to an appropriate index indicates
                                            how the Portfolio's average annual
                                            returns compare with those of a
                                            broad measure of market performance.


FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .85%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses*                                 .25%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.35%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o  no changes in operating expenses


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT
INTERNATIONAL
EQUITY SELECT
PORTFOLIO               1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                         $137         $428
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

---------------------------------
 LAZARD RETIREMENT INTERNATIONAL
 SMALL CAP PORTFOLIO
---------------------------------

INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            common stocks, of relatively small
                                            non-U.S. companies that the
                                            Investment Manager believes are
                                            undervalued based on their earnings,
                                            cash flow or asset values. The
                                            Investment Manager considers "small
                                            non-U.S. companies" to be those
                                            non-U.S. companies with market
                                            capitalizations, at the time of
                                            initial purchase by the Portfolio,
                                            below $5 billion or in the range of
                                            the smallest 10% of companies
                                            included in the Morgan Stanley
                                            Capital International (MSCI) Europe,
                                            Australasia and Far East (EAFE)
                                            Index (based on market
                                            capitalization of the Index as a
                                            whole).

                                            In choosing stocks for the
                                            Portfolio, the Investment Manager
                                            looks for smaller, well-managed
                                            non-U.S. companies that have the
                                            potential to grow. The percentage of
                                            the Portfolio's assets invested in
                                            particular geographic sectors may
                                            shift from time to time based on the
                                            Investment Manager's judgment. Under
                                            normal circumstances, the Portfolio
                                            invests at least 80% of its assets
                                            in equity securities of small cap
                                            companies. These securities
                                            generally have one or more of the
                                            following characteristics:

                                            o   the potential to become a larger
                                                factor in the company's business
                                                sector

                                            o   significant debt but high levels
                                                of free cash flow

                                            o   a relatively short corporate
                                                history with the expectation
                                                that the business may grow

                                            The Investment Manager currently
                                            intends to focus the Portfolio's
                                            investments in economically
                                            developed countries such as the
                                            United Kingdom and Canada and
                                            countries in Continental Europe and
                                            the Pacific Basin.

                                            The Portfolio may invest up to 20%
                                            of its assets in equity securities
                                            of larger companies.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            foreign currency transactions and
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value.
                                            Foreign securities carry special
                                            risks, such as exposure to currency
                                            fluctuations, less developed or less
                                            efficient trading markets, political
                                            instability, a lack of company
                                            information, differing auditing and
                                            legal standards, and potentially
                                            less liquidity. Small companies
                                            carry additional risks because their
                                            earnings tend to be less
                                            predictable, their share prices more
                                            volatile and their securities less
                                            liquid than larger, more
                                            established, companies. The value of
                                            your investment in the Portfolio
                                            will fluctuate, which means you
                                            could lose money.

                                            The shares of smaller companies tend
                                            to trade less frequently than those
                                            of larger companies, which can have
                                            an adverse effect on the pricing of
                                            these securities and on the ability
                                            to sell these securities when the
                                            Investment Manager deems it
                                            appropriate. Some of the Portfolio's
                                            investments will rise and fall based
                                            only on investor perception.

                                            While the Portfolio may engage in
                                            foreign currency transactions
                                            primarily for hedging purposes, it
                                            may also use these transactions to
                                            increase returns. However, there is
                                            the risk that these transactions may
                                            reduce returns or increase
                                            volatility. In addition,
                                            derivatives, such as those used in
                                            certain foreign currency
                                            transactions, can be illiquid and
                                            highly sensitive to changes in the
                                            related currency. As such, a small
                                            investment in certain derivatives
                                            could have a potentially large
                                            impact on the Portfolio's
                                            performance.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.

                                             PERFORMANCE BAR CHART AND TABLE
                                             -------------------------------

                                            Because the Portfolio has not
                                            commenced investment operations, no
                                            performance returns are presented in
                                            this part of the Prospectus. Annual
                                            performance returns provide some
                                            indication of the risks of investing
                                            in the Portfolio by showing changes
                                            in performance from year to year.
                                            Comparison of Portfolio performance
                                            to an appropriate index indicates
                                            how the Portfolio's average annual
                                            returns compare with those of a
                                            broad measure of market performance.


FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses*                                 .25%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.25%
--------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o  no changes in operating expenses


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT
INTERNATIONAL
SMALL CAP PORTFOLIO     1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                         $127         $397
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

--------------------------------
 LAZARD RETIREMENT
 EMERGING MARKETS PORTFOLIO
--------------------------------


INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            common stocks, of non-U.S. companies
                                            whose principal activities are
                                            located in emerging market countries
                                            and that the Investment Manager
                                            believes are undervalued based on
                                            their earnings, cash flow or asset
                                            values.

                                            Emerging market countries include
                                            all countries represented by the
                                            Morgan Stanley Capital International
                                            (MSCI) Emerging Markets (EM) Index,
                                            which currently includes: Argentina,
                                            Brazil, Chile, China, Colombia,
                                            Croatia, Czech Republic, Egypt, Hong
                                            Kong, Hungary, India, Indonesia,
                                            Israel, Jordan, Malaysia, Mexico,
                                            Morocco, Netherlands, Pakistan,
                                            Peru, Philippines, Poland, Russia,
                                            South Africa, South Korea, Taiwan,
                                            Thailand, Turkey and Venezuela.

                                            Under normal circumstances, the
                                            Portfolio invests at least 80% of
                                            its assets in equity securities of
                                            companies whose principal business
                                            activities are located in emerging
                                            market countries. The allocation of
                                            the Portfolio's assets among
                                            emerging market countries may shift
                                            from time to time based on the
                                            Investment Manager's judgment and
                                            its analysis of market conditions.
                                            However, the Portfolio is likely to
                                            focus on companies in Latin America,
                                            the Pacific Basin and Eastern
                                            Europe.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            foreign currency transactions and
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value.
                                            Foreign securities carry special
                                            risks, such as exposure to currency
                                            fluctuations, less developed or less
                                            efficient trading markets, political
                                            instability, a lack of company
                                            information, differing auditing and
                                            legal standards, and potentially
                                            less liquidity. The securities
                                            markets of emerging market countries
                                            can be extremely volatile. The
                                            Portfolio's performance will be
                                            influenced by political, social and
                                            economic factors affecting companies
                                            in emerging market countries.
                                            Emerging market countries generally
                                            have economic structures that are
                                            less diverse and mature, and
                                            political systems that are
                                            less stable, than those of developed
                                            countries. The value of your
                                            investment in the Portfolio will
                                            fluctuate, which means you could
                                            lose money.

                                            While the Portfolio may engage in
                                            foreign currency transactions
                                            primarily for hedging purposes, it
                                            may also use these transactions to
                                            increase returns. However, there is
                                            the risk that these transactions may
                                            reduce returns or increase
                                            volatility. In addition,
                                            derivatives, such as those used in
                                            certain foreign currency
                                            transactions, can be illiquid and
                                            highly sensitive to changes in the
                                            related currency. As such, a small
                                            investment in certain derivatives
                                            could have a potentially large
                                            impact on the Portfolio's
                                            performance.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.


The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


      [THE FOLLOWING DATA REPRESENTS A BAR CHART IN THE PRINTED DOCUMENT]


             (22.85)% 52.09% (28.07)% (5.07)% (1.50)% 52.94% 30.59%
             ------------------------------------------------------
               1998    1999    2000    2001    2002    2003   2004

--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                29.16%
      Worst quarter:                  9/30/98               (22.58)%
--------------------------------------------------------------------------------



                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                         Inception        Past         Past          Since
                            Date          Year        5 Years      Inception
--------------------------------------------------------------------------------
RETIREMENT
  EMERGING
  MARKETS PORTFOLIO        11/4/97        30.59%        6.08%         5.85%
--------------------------------------------------------------------------------
MSCI EM INDEX                             25.55%        4.34%         5.27%
--------------------------------------------------------------------------------

FEES AND EXPENSES


As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.



ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                1.00%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                 1.11%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             2.36%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .76%
--------------------------------------------------------------------------------
Net Expenses*                                  1.60%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.60% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement


Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.



LAZARD RETIREMENT
EMERGING MARKETS
PORTFOLIO               1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $163         $664          $1,192        $2,638
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $76.5 billion as of December 31, 2004. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2004, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager a management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets.

                                                                                             Effective Annual Rate of
                                                           Investment Management               Investment Management
Name of Portfolio                                               Fee Payable                          Fee Paid
---------------                                            --------------------                ---------------------
Retirement Equity Portfolio                                          .75%                                .00%
Retirement U.S. Strategic Equity Portfolio                           .85%                                N/A+
Retirement Small Cap Portfolio                                       .75%                                .72%
Retirement International Equity Portfolio                            .75%                                .71%
Retirement International Equity Select Portfolio                     .85%                                N/A++
Retirement International Small Cap Portfolio                         .75%                                N/A++
Retirement Emerging Markets Portfolio                               1.00%                                .32%

+ The Portfolio commenced operations on December 30, 2004, but did not have any investments as of December 31, 2004.

++   The Portfolio had not commenced investment operations on December 31, 2004.

PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

RETIREMENT EQUITY PORTFOLIO--Jeffrey A. Kigner (since January 2001), and Andrew
D. Lacey and J. Richard Tutino (each since May 2003)

RETIREMENT U.S. STRATEGIC EQUITY--Christopher H. Blake, Gary Buesser, Robert A. Failla, Andrew D. Lacey, and Richard Tutino

RETIREMENT SMALL CAP PORTFOLIO--Andrew D. Lacey (since May 2003) and Patrick M. Mullin (since January 2001)

RETIREMENT INTERNATIONAL EQUITY PORTFOLIO--John R. Reinsberg (since inception) and Gabrielle M. Boyle, Michael A. Bennett and Michael Powers (each since May
2003)

RETIREMENT INTERNATIONAL EQUITY SELECT PORTFOLIO--John R. Reinsberg, Gabrielle
M. Boyle, Michael A. Bennett and Michael Powers

RETIREMENT INTERNATIONAL SMALL CAP PORTFOLIO--John R. Reinsberg and Brian Pessin

RETIREMENT EMERGING MARKETS PORTFOLIO--John R. Reinsberg (since inception) and James M. Donald (since November 2001)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

MICHAEL A. BENNETT.Mr. Bennett is a Managing Director of the Investment Manager, which he joined in July 1992.

CHRISTOPHER H. BLAKE. Mr. Blake is a Managing Director of the Investment Manager, which he joined in 1995.

GABRIELLE M. BOYLE.Ms. Boyle is a Senior Managing Director of the Investment Manager, which she joined in November 1993.

GARY BUESSER. Mr. Buesser is a Senior Vice President and portfolio manager of the Investment Manager, which he joined in April 2000. Previously, he was with Evergreen Funds.

JAMES M. DONALD.Mr. Donald is a Managing Director of the Investment Manager, which he joined in 1996.

ROBERT A. FAILLA. Mr. Failla is a Vice President, portfolio manager and analyst of the Investment Manager, which he joined in 2003. Previously, he was with AllianceBernstein.

JEFFREY A. KIGNER.Mr. Kigner is a Senior Managing Director of the Investment Manager, which he joined in 2001. Previously, he was Chief Investment Officer and Co-Chairman of John A. Levin & Co.

ANDREW D. LACEY.Mr. Lacey is a Deputy Chairman of the Investment Manager, which he joined in 1996.

PATRICK M. MULLIN.Mr. Mullin is a Director of the Investment Manager, which he joined in 1998.

BRIAN PESSIN. Mr. Pessin is a Director of the Investment Manager, which he joined in 1999. Previously, he was associated with Dawson, Samberg Capital Management.

MICHAEL POWERS.Mr. Powers is a Managing Director of the Investment Manager, which he joined in 1990.

JOHN R. REINSBERG.Mr. Reinsberg is a Deputy Chairman of the Investment Manager, which he joined in 1992.

J. RICHARD TUTINO.Mr. Tutino is a Managing Director of the Investment Manager, which he joined in 1997.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolios' investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).


MARKET TIMING/EXCESSIVE TRADING


Each Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolios and their investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. For Lazard Retirement International Equity and Lazard Retirement Emerging Markets Portfolios, fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See "Shareholder Information--General." The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

Each Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to a Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."



CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows each Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer a Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for each Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of a Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since each Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's financial performance for the most recent five fiscal years, and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with each Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing the Portfolio's total return.


LAZARD RETIREMENT EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                YEAR ENDED
                                              -------------------------------------------------------------------------
                                               12/31/04        12/31/03        12/31/02        12/31/01        12/31/00
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of year ......     $    9.67       $    7.85       $    9.38       $   10.20       $   11.53
                                              ---------       ---------       ---------       ---------       ---------

Income (loss) from investment
  operations:

  Net investment income .................          0.08            0.06            0.06            0.06            0.07

  Net realized and unrealized
  gain (loss) ...........................          1.05            1.82           (1.58)          (0.82)          (0.10)
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......          1.13            1.88           (1.52)          (0.76)          (0.03)
                                              ---------       ---------       ---------       ---------       ---------
Less distributions from:

  Net investment income .................         (0.06)          (0.06)          (0.01)          (0.06)          (0.07)

  Net realized gains ....................            --              --              --              --           (1.23)
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................         (0.06)          (0.06)          (0.01)          (0.06)          (1.30)
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, end of year ............     $   10.74       $    9.67       $    7.85       $    9.38       $   10.20
                                              =========       =========       =========       =========       =========

TOTAL RETURN (a) ........................         11.79%          24.01%         (16.25)%         (7.47)%         (0.09)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year
  (in thousands) ........................     $   4,883       $   4,591       $   3,750       $   5,015       $   3,232

Ratios to average net assets:

  Net expenses ..........................          1.25%           1.25%           1.25%           1.25%           1.25%

  Gross expenses ........................          3.58%           3.89%           3.74%           3.25%           5.07%

  Net investment income .................          0.75%           0.73%           0.58%           0.63%           0.74%

Portfolio turnover rate .................            59%             56%             94%            141%            133%

(a) Total returns reflect reinvestment of all dividends and distributions if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                YEAR ENDED
                                              -------------------------------------------------------------------------
                                               12/31/04        12/31/03        12/31/02        12/31/01        12/31/00
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of year ......     $   14.71       $   10.72       $   13.08       $   11.75       $    9.82
                                              ---------       ---------       ---------       ---------       ---------

Income (loss) from investment
  operations:

  Net investment income (loss) ..........         --(b)           --(b)            0.01            0.01            0.03

  Net realized and unrealized
    gain (loss) .........................          2.19            3.99           (2.32)           2.15            2.03
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......          2.19            3.99           (2.31)           2.16            2.06
                                              ---------       ---------       ---------       ---------       ---------

Less distributions from:

  Net investment income .................            --              --              --           (0.01)          (0.03)

  Net realized gains ....................            --              --           (0.05)          (0.82)          (0.10)
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................            --              --           (0.05)          (0.83)          (0.13)
                                              ---------       ---------       ---------       ---------       ---------

Net asset value, end of year ............     $   16.90       $   14.71       $   10.72       $   13.08       $   11.75
                                              ---------       ---------       ---------       ---------       ---------

TOTAL RETURN (a) ........................         14.88%          37.22%         (17.68)%         18.63%          21.05%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year
  (in thousands) ........................     $ 110,482       $  76,636       $  47,453       $  42,164       $  15,205

Ratios to average net assets:
  Net expenses ..........................          1.25%           1.25%           1.25%           1.25%           1.25%

  Gross expenses ........................          1.28%           1.37%           1.42%           1.67%           2.76%

  Net investment income (loss) ..........         (0.35)%          0.03%          (0.17)%          0.09%           0.42%

Portfolio turnover rate .................            98%             78%            108%             78%             67%

(a) Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.

(b)  Amount is less than $0.01 per share.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                YEAR ENDED
                                              -------------------------------------------------------------------------
                                               12/31/04        12/31/03        12/31/02        12/31/01        12/31/00
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of year ......     $   10.39       $    8.11       $    9.09       $   12.01       $   13.49
                                              ---------       ---------       ---------       ---------       ---------
Income (loss) from investment
  operations:

  Net investment income .................          0.09            0.04            0.05            0.01            0.10

  Net realized and unrealized
  gain (loss) ...........................          1.46            2.27           (1.02)          (2.90)          (1.40)
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......          1.55            2.31           (0.97)          (2.89)          (1.30)
                                              ---------       ---------       ---------       ---------       ---------
Less distributions from:

  Net investment income .................         (0.06)          (0.03)          (0.01)          --(b)           (0.08)

  Net realized gains ....................            --              --              --           (0.03)          (0.10)
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................         (0.06)          (0.03)          (0.01)          (0.03)          (0.18)
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, end of year ............     $   11.88       $   10.39       $    8.11       $    9.09       $   12.01
                                              =========       =========       =========       =========       =========

TOTAL RETURN (a) ........................         14.98%          28.52%         (10.71)%        (24.06)%         (9.62)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year
  (in thousands) ........................     $ 206,625       $ 130,443       $  48,913       $  32,311       $  20,937

Ratios to average net assets:

  Net expenses ..........................          1.25%           1.25%           1.25%           1.25%           1.25%

  Gross expenses ........................          1.29%           1.40%           1.65%           1.94%           2.32%

  Net investment income .................          1.05%           1.25%           0.98%           0.50%           0.72%

Portfolio turnover rate .................            53%             38%             49%             58%             32%

(a) Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.

(b)  Amount is less than $0.01 per share.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                YEAR ENDED
                                              -------------------------------------------------------------------------
                                               12/31/04        12/31/03        12/31/02        12/31/01        12/31/00
                                              ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of year ......     $   10.73       $    7.02       $    7.17       $    7.59       $   11.01
                                              ---------       ---------       ---------       ---------       ---------

Income (loss) from investment operations:

  Net investment income .................          0.05            0.10            0.05            0.03            0.03

  Net realized and unrealized
    gain (loss) .........................          3.21            3.61           (0.16)          (0.42)          (3.12)
                                              ---------       ---------       ---------       ---------       ---------

  Total from investment operations ......          3.26            3.71           (0.11)          (0.39)          (3.09)
                                              ---------       ---------       ---------       ---------       ---------

Less distributions from:

  Net investment income .................         (0.08)          --(b)           (0.04)          (0.03)          (0.01)

  Net realized gains ....................            --              --              --              --           (0.32)
                                              ---------       ---------       ---------       ---------       ---------

  Total distributions ...................         (0.08)             --           (0.04)          (0.03)          (0.33)
                                              ---------       ---------       ---------       ---------       ---------

Net asset value, end of year ............     $   13.91       $   10.73       $    7.02       $    7.17       $    7.59
                                              =========       =========       =========       =========       =========

TOTAL RETURN (a) ........................         30.59%          52.94%          (5.07)%        (28.07)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year
  (in thousands) ........................     $  31,710       $  15,937       $   7,965       $   4,907       $   4,789

Ratios to average net assets:

  Net expenses ..........................          1.60%           1.60%           1.60%           1.60%           1.60%

  Gross expenses ........................          2.36%           2.96%           3.92%           4.21%           4.15%

  Net investment income .................          1.13%           1.69%           0.95%           0.52%           0.42%

Portfolio turnover rate .................            43%             41%             53%             63%             54%

(a) Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.

(b)  Amount is less than $0.01 per share.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
--------------------------------------------------------------------------------

LAZARD U.S. STRATEGIC EQUITY COMPOSITE

THIS IS NOT THE PORTFOLIO'S PERFORMANCE

Lazard Retirement U.S. Strategic Equity Portfolio commenced operations on December 30, 2004 and, therefore, does not have its own performance record. However, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in managing certain discretionary investment management accounts (the "Private Accounts"). The chart below shows the historical investment performance for a composite (the "Fund Related Account Composite") of the Private Accounts and for the Portfolio's benchmark index. The Fund Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.

              Annual Total Returns for the Year Ended December 31,

                                                   1999        2000        2001       2002        2003        2004
                                                  ------      ------      ------     ------      ------      ------
Fund Related Account Composite* .............      35.1%      (9.0)%       (3.1)%    (17.2)%      29.4%       19.8%

S&P 500(R) Index** ..........................      21.0%      (9.1)%      (11.9)%    (22.1)%      28.7%       10.9%

                          Average Annual Total Returns
                    (for the periods ended December 31, 2004)

                                                INCEPTION                                                   SINCE
                                                  DATE          ONE YEAR    THREE YEARS    FIVE YEARS     INCEPTION
                                                ----------     ----------   -----------    ----------     ---------
Fund Related Account Composite* .............     3/1/98          19.8%         8.7%           2.5%          8.1%

S&P 500(R) Index** ..........................      N/A            10.9%         3.6%          (2.3)%         3.6%

--------------
  * The Fund Related Account Composite excludes certain Private Accounts managed by the Investment Manager. However, the Investment Manager believes the exclusion of such accounts does not materially affect the performance or otherwise cause the performance to be misleading. Performance is shown net of fees.

 ** The S&P 500(R) Index is an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of theses stocks, which represent all major industries.

Certain Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the Fund Related Account Composite. The performance results of the Fund Related Account Composite reflect actual fees charged to the Private Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio or the fees and charges imposed by the Participating Insurance Companies under their VA contracts or VLI policies, which, if reflected, would have reduced returns.

Additionally, although it is anticipated that the Portfolio and the Private Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of each Private Account are time-weighted, use trade date accounting, and are based upon monthly portfolio valuations. The performance figures reflect the reinvestment of dividends and other distributions as of the payment date. The returns of the Fund Related Account Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS (CONCLUDED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY SELECT COMPOSITE

THIS IS NOT THE PORTFOLIO'S PERFORMANCE

Lazard Retirement International Equity Select Portfolio has not commenced operations and, therefore, does not have its own performance record. However, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in managing certain discretionary investment management accounts (the "Private Accounts") and registered investment companies (the "Fund Accounts"). The chart below shows the historical investment performance for a composite (the "Fund Related Account Composite") of the Private Accounts and the Fund Accounts and for the Portfolio's benchmark index. The Fund Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.

              Annual Total Returns for the Year Ended December 31,

                                         1995     1996     1997     1998     1999    2000    2001     2002     2003    2004
                                         -----    -----    -----    -----    -----   -----   -----    -----    -----   -----
Fund Related Account Composite* .......   6.0%    12.1%    18.9%    23.7%    20.2%    3.2%   (19.7)%  (12.6)%  29.3%   16.5%

MSCI EAFE Index** .....................  11.2%     6.0%     1.8%    20.0%    27.0%  (14.2)%  (21.4)%  (15.9)%  38.6%   20.2%

                          Average Annual Total Returns
                    (for the periods ended December 31, 2004)

                                                    INCEPTION DATE       ONE YEAR        FIVE YEARS      SINCE INCEPTION
                                                    --------------       --------         ---------      ---------------
Fund Related Account Composite* .................       1/1/94             16.5%             2.5%              8.3%

MSCI EAFE Index** ...............................         N/A              20.2%            (1.1)%             5.8%

--------------
  * The Fund Related Account Composite excludes certain Private Accounts managed by the Investment Manager. However, the Investment Manager believes that the exclusion of such accounts does not materially affect the performance shown or otherwise cause the performance to be misleading. Performance is shown net of fees.

 ** The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far
    East (EAFE) Index is an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States.

Certain Private Accounts may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the Fund Related Account Composite. The performance results of the Fund Related Account Composite reflect actual fees charged to the Private Accounts and the Fund Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio or the fees and charges imposed by the Participating Insurance Companies under their VA contracts or VLI policies, which, if reflected, would have reduced returns.

Additionally, although it is anticipated that the Portfolio and the Private Accounts and the Fund Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of each Private Account are time-weighted, use trade date accounting, and are based upon quarterly portfolio valuations prior to April 1995 and upon monthly portfolio valuations from April 1995 to the present. The performance figures reflect the reinvestment of dividends and other distributions as of the payment date. The returns of the Fund Related Account Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation method differs from guidelines of the Securities and Exchange Commission for calculating performance of mutual funds.

For more information about the Portfolios, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:
Each Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.
A description of the Fund's policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Fund's SAI.

--------------------------------------------------------------------------------

You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolios, by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                            Telephone: (800) 887-4929
                            http://www.LazardNet.com

--------------------------------------------------------------------------------

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o  Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-08071
--------------------------------------------------------------------------------
INVESTMENT MANAGER                          TRANSFER AGENT AND
Lazard Asset Management LLC                 DIVIDEND DISBURSING AGENT
30 Rockefeller Plaza                        Boston Financial Data Services, Inc.
New York, New York 10112-6300               P.O. Box 8514
Telephone: (800) 887-4929                   Boston, Massachusetts 02266-8514
                                            Telephone: (800) 986-3455
DISTRIBUTOR
Lazard Asset Management Securities LLC      INDEPENDENT REGISTERED PUBLIC
30 Rockefeller Plaza                        ACCOUNTING FIRM
New York, New York 10112-6300               Anchin, Block & Anchin LLP
                                            1375 Broadway
CUSTODIAN                                   New York, New York 10018
State Street Bank and Trust Company         http://www.anchin.com
225 Franklin Street
Boston, Massachusetts 02110                 LEGAL COUNSEL
                                            Stroock & Stroock & Lavan LLP
                                            180 Maiden Lane
                                            New York, New York 10038-4982
                                            http://www.stroock.com


(c) 2005 Lazard Retirement Series, Inc. and Lazard Asset
    Management Securities LLC

                            LAZARD RETIREMENT SERIES

--------------------------------------------------------------------------------







                              ----------
                              PROSPECTUS
                              ----------



                              May 1, 2005



                              -----------------------------------------

                              Lazard Retirement Equity Portfolio

                              -----------------------------------------




















AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
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                                            PAGE
                                           -----------------------------------------------------
                                             1    OVERVIEW
                                           -----------------------------------------------------


CAREFULLY REVIEW THIS                      -----------------------------------------------------
IMPORTANT SECTION FOR                        3    INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
INFORMATION ON THE                                 AND EXPENSES
PORTFOLIO'S INVESTMENT                     -----------------------------------------------------
OBJECTIVE, STRATEGIES, RISKS,
PAST PERFORMANCE AND FEES.                   3    Lazard Retirement Equity Portfolio

REVIEW THIS SECTION FOR
DETAILS ON THE PEOPLE AND                  -----------------------------------------------------
ORGANIZATIONS WHO OVERSEE                    6    FUND MANAGEMENT
THE PORTFOLIO.                             -----------------------------------------------------

                                             6    Investment Manager

                                             6    Principal Portfolio Managers

                                             6    Administrator

                                             6    Distributor

                                             6    Custodian

REVIEW THIS SECTION FOR                    -----------------------------------------------------
DETAILS ON HOW SHARES ARE
VALUED, HOW TO PURCHASE AND                  7    ACCOUNT POLICIES
SELL SHARES, RELATED CHARGES               -----------------------------------------------------
AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.                           7    Buying Shares

                                             7    Market Timing/Excessive Trading

                                             8    Calculation of Net Asset Value

                                             8    Distribution and Servicing Arrangements

                                             9    Selling Shares

                                             9    Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR                    -----------------------------------------------------
RECENT FINANCIAL
INFORMATION.                                10    FINANCIAL HIGHLIGHTS
                                           -----------------------------------------------------

WHERE TO LEARN MORE ABOUT                  -----------------------------------------------------
THE PORTFOLIO.                                    BACK COVER
                                           -----------------------------------------------------

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    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.

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Lazard Retirement Equity Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
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The Portfolios                 The Fund consists of seven separate Portfolios,
                               one of which is described in this Prospectus.
                               Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                               The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy.

                               INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).



Who  May Want to Invest?       The Portfolio invests primarily in equity
                               securities, including common stocks, preferred stocks and convertible securities. The Investment
                               Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                               In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:

                               o are undervalued relative to their earnings, cash flow or asset values

                               o have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                               o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                               o   have low projected price-to-earnings or
                                   price-to-cash flow multiples

                               The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                               Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

                               Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                               Consider investing in the Portfolio if you are:

                               o pursuing a long-term goal such as retirement

                               o looking to add an equity component to your investment portfolio

                               o  willing to accept the higher risks of
                                  investing in the stock market in exchange for potentially higher long-term returns


                               The Portfolio may not be appropriate if you are:

                               o  pursuing a short-term goal or investing
                                  emergency reserves

                               o uncomfortable with an investment that will fluctuate in value

                               You should be aware that the Portfolio:

                               o  is not a bank deposit

                               o is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                               o  is not guaranteed to achieve its stated goals

           INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

------------------------
LAZARD RETIREMENT
EQUITY PORTFOLIO
------------------------

INVESTMENT OBJECTIVE                The Portfolio seeks long-term capital
                                    appreciation.

PRINCIPAL INVESTMENT STRATEGIES     The Portfolio invests primarily in equity
                                    securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                                    Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

                                    The Portfolio may engage, to a limited
                                    extent, in various investment techniques, such as lending portfolio securities.

PRINCIPAL INVESTMENT RISKS          While stocks have historically been a
                                    leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                    Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

                                    The Portfolio may lend its portfolio
                                    securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

             [Data below represents bar chart in its printed piece]

1999        2000        2001        2002        2003        2004
-----      -----       -----      ------       -----       -----
8.16%      (0.09)%     (7.47)%    (16.25)%     24.01%      11.79%

--------------------------------------------------------------------------------
      Best quarter:                   6/30/03                12.75%
      Worst quarter:                  9/30/02               (16.43)%
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                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                          Inception      Past        Past       Since
                            Date         Year       5 Years   Inception
--------------------------------------------------------------------------------
RETIREMENT EQUITY
  PORTFOLIO                3/18/98      11.79%       1.43%      3.79%
--------------------------------------------------------------------------------
S&P 500 INDEX                           10.88%      (2.30)%     3.15%
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FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.


ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                    .75%
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Distribution and
Service (12b-1) Fees                               .25%
--------------------------------------------------------------------------------
Other Expenses                                    2.58%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                3.58%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                    2.33%
--------------------------------------------------------------------------------
Net Expenses*                                     1.25%
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* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.


LAZARD RETIREMENT
EQUITY PORTFOLIO        1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $881          $1,656        $3,692
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FUND MANAGEMENT
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INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $76.5 billion as of December 31, 2004. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 0.75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2004, the Investment Manager waived all of its management fees with respect to the Portfolio.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. Jeffrey A. Kigner (since January 2001) and Andrew D. Lacey and J. Richard Tutino (each since May 2003) are primarily responsible for the day-to-day management of the assets of the Portfolio.

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

JEFFREY A. KIGNER.Mr. Kigner is a Senior Managing Director of the Investment Manager, which he joined in 2001. Previously, he was Chief Investment Officer and Co-Chairman of John A. Levin & Co.

ANDREW D. LACEY.Mr. Lacey is a Deputy Chairman of the Investment Manager, which he joined in 1996.

J. RICHARD TUTINO.Mr. Tutino is a Managing Director of the Investment Manager, which he joined in 1997.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
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BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).

MARKET TIMING/EXCESSIVE TRADING

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."

CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. The effect of using fair value pricing is that the net asset value of the Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the most recent five fiscal years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing the Portfolio's total return.

LAZARD RETIREMENT EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                YEAR ENDED
                                                       -------------------------------------------------------------
                                                       12/31/04      12/31/03     12/31/02     12/31/01     12/31/00
                                                       --------      --------     --------     --------     --------
Net asset value, beginning of year .................   $   9.67      $   7.85     $   9.38     $  10.20     $  11.53

Income (loss) from investment operations:

  Net investment income ............................       0.08          0.06         0.06         0.06         0.07

  Net realized and unrealized
  gain (loss) ......................................       1.05          1.82        (1.58)       (0.82)       (0.10)
                                                       --------      --------     --------     --------     --------
  Total from investment operations .................       1.13          1.88        (1.52)       (0.76)       (0.03)
                                                       --------      --------     --------     --------     --------

Less distributions from:

  Net investment income ............................      (0.06)        (0.06)       (0.01)       (0.06)       (0.07)

  Net realized gains ...............................         --            --           --           --        (1.23)
                                                       --------      --------     --------     --------     --------
  Total distributions ..............................      (0.06)        (0.06)       (0.01)       (0.06)       (1.30)
                                                       --------      --------     --------     --------     --------

Net asset value, end of year .......................   $  10.74      $   9.67     $   7.85     $   9.38     $  10.20
                                                       ========      ========     ========     ========     ========

TOTAL RETURN (a) ...................................     11.79%        24.01%     (16.25)%      (7.47)%      (0.09)%
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year
  (in thousands) ...................................   $  4,883      $  4,591     $  3,750     $  5,015     $  3,232

Ratios to average net assets:

  Net expenses .....................................      1.25%         1.25%        1.25%        1.25%        1.25%

  Gross expenses ...................................      3.58%         3.89%        3.74%        3.25%        5.07%

  Net investment income ............................      0.75%         0.73%        0.58%        0.63%        0.74%

Portfolio turnover rate ............................        59%           56%          94%         141%         133%

(a) Total returns reflect reinvestment of all dividends and distributions if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is available in the Fund's SAI.

--------------------------------------------------------------------------------

You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                         New York, New York 10112-6300
                           Telephone: (800) 887-4929
                              http://LazardNet.com
--------------------------------------------------------------------------------

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071
--------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

(c) 2005 Lazard Retirement Series, Inc. and Lazard Asset Management Securities
LLC

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------







                ----------
                PROSPECTUS
                ----------



                May 1, 2005



                -------------------------------------------------

                Lazard Retirement U.S. Strategic Equity Portfolio

                -------------------------------------------------




















AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                           PAGE
                                           -----------------------------------------------------
                                             1    OVERVIEW
                                           -----------------------------------------------------

                                           -----------------------------------------------------
CAREFULLY REVIEW THIS                        3    INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
IMPORTANT SECTION FOR                             AND EXPENSES
INFORMATION ON THE                         -----------------------------------------------------
PORTFOLIO'S INVESTMENT
OBJECTIVE, STRATEGIES, RISKS,                3    Lazard Retirement U.S. Strategic Equity
PAST PERFORMANCE AND FEES.                        Portfolio

                                           -----------------------------------------------------
                                             6    FUND MANAGEMENT
                                           -----------------------------------------------------

                                             6    Investment Manager

                                             6    Principal Portfolio Managers

                                             6    Administrator

                                             6    Distributor

                                             6    Custodian

REVIEW THIS SECTION FOR                    -----------------------------------------------------
DETAILS ON THE PEOPLE AND                    7    ACCOUNT POLICIES
ORGANIZATIONS WHO                          -----------------------------------------------------
OVERSEE THE PORTFOLIO.
                                             7    Buying Shares

                                             7    Market Timing/Excessive Trading

                                             8    Calculation of Net Asset Value

                                             8    Distribution and Servicing Arrangements

                                             9    Selling Shares

                                             9    Dividends, Distributions and Taxes
                                           -----------------------------------------------------
                                            11    PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
                                           -----------------------------------------------------

WHERE TO LEARN MORE ABOUT                  -----------------------------------------------------
THE PORTFOLIO.                                    BACK COVER
                                           -----------------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

Lazard Retirement U.S. Strategic Equity Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------

The Portfolios                               The Fund consists of seven separate
                                             Portfolios, one of which is
                                             described in this Prospectus.
                                             Because you could lose money by
                                             investing in the Portfolio, be sure
                                             to read all risk disclosures
                                             carefully before investing.

                                             The Portfolio has adopted a policy
                                             to invest at least 80% of its
                                             assets in specified securities
                                             appropriate to its name and to
                                             provide its shareholders with at
                                             least 60 days' prior notice of any
                                             change with respect to this policy.

                                             INFORMATION ON THE PORTFOLIO'S
                                             RECENT STRATEGIES AND HOLDINGS CAN
                                             BE FOUND IN THE CURRENT
                                             ANNUAL/SEMI-ANNUAL REPORT (SEE BACK
                                             COVER).



Who May Want to Invest?                      The Portfolio invests primarily in
                                             equity securities, including common
                                             stocks, preferred stocks and
                                             convertible securities. The
                                             Investment Manager seeks to
                                             identify undervalued securities and
                                             focuses on individual stock
                                             selection rather than on general
                                             stock market trends.

                                             In general, the Investment Manager
                                             believes that the securities in
                                             which the Portfolio invests have
                                             one or more of the following
                                             characteristics:

                                             o are undervalued relative to their
                                               earnings, cash flow or asset
                                               values

                                             o have an attractive price/value
                                               relationship and a catalyst that
                                               has the potential to enhance
                                               value, such as a change in
                                               management or a new product
                                               offering

                                             o are out of favor due to
                                               circumstances which are unlikely
                                               to harm the company's franchise
                                               or earnings power

                                             o have low projected
                                               price-to-earnings or price-to-
                                               cash flow multiples

                                             The Investment Manager typically
                                             sells a stock when it is no longer
                                             considered a value company, appears
                                             less likely to benefit from the
                                             current market and economic
                                             environment, shows deteriorating
                                             fundamentals or otherwise falls
                                             short of the Investment Manager's
                                             expectations.

                                             Value stocks involve the risk that
                                             they may never reach what the
                                             Investment Manager believes is
                                             their full market value. They also
                                             may decline in price, even though,
                                             in theory, they are already
                                             undervalued.

                                             Under adverse market conditions,
                                             the Portfolio could invest some or
                                             all of its assets in money market
                                             securities. The Portfolio might do
                                             this to seek to avoid or mitigate
                                             losses, but it may result in the
                                             Portfolio not achieving its
                                             investment objective.

                                             Consider investing in the Portfolio
                                             if you are:

                                             o pursuing a long-term goal such as
                                               retirement

                                             o looking to add an equity
                                               component to your investment
                                               portfolio

                                             o willing to accept the higher
                                               risks of investing in the stock
                                               market in exchange for
                                               potentially higher long-term
                                               returns


                                             The Portfolio may not be
                                             appropriate if you are:

                                             o pursuing a short-term goal or
                                               investing emergency reserves

                                             o uncomfortable with an investment
                                               that will fluctuate in value

                                             You should be aware that the
                                             Portfolio:

                                             o is not a bank deposit

                                             o is not guaranteed, endorsed or
                                               insured by any bank, financial
                                               institution or government entity,
                                               such as the Federal Deposit
                                               Insurance Corporation

                                             o is not guaranteed to achieve its
                                               stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------
LAZARD RETIREMENT
U.S. STRATEGIC EQUITY PORTFOLIO


INVESTMENT OBJECTIVE                         The Portfolio seeks long-term
                                             capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES              The Portfolio invests primarily in
                                             equity securities, principally
                                             common stocks, of U.S. companies
                                             that the Investment Manager
                                             believes are undervalued based on
                                             their earnings, cash flow or asset
                                             values. Although the Portfolio
                                             generally focuses on large-size
                                             companies, the market
                                             capitalizations of issuers in which
                                             the Portfolio invests may vary with
                                             market conditions. The Portfolio
                                             will have opportunistic exposure to
                                             mid cap companies. The Investment
                                             Manager considers "mid cap
                                             companies" to be those companies
                                             that, at the time of initial
                                             purchase by the Portfolio, have
                                             market capitalizations within the
                                             range of companies included in the
                                             Russell Midcap(R) Index. From time
                                             to time the Portfolio may invest in
                                             companies with market
                                             capitalizations as small as $500
                                             million.

                                             Under normal circumstances, the
                                             Portfolio invests at least 80% of
                                             its assets in equity securities of
                                             U.S. companies. The Portfolio may
                                             invest up to 15% of its total
                                             assets in non-U.S. equity
                                             securities.

                                             The Portfolio may engage, to a
                                             limited extent, in various
                                             investment techniques, such as
                                             lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                   While stocks have historically been
                                             a leading choice of long-term
                                             investors, they do fluctuate in
                                             price, often based on factors
                                             unrelated to the issuer's value.
                                             Mid cap and small cap companies may
                                             carry additional risks because
                                             their earnings tend to be less
                                             predictable, their share prices
                                             more volatile and their securities
                                             less liquid than larger, more
                                             established, companies. The value
                                             of your investment in the Portfolio
                                             will fluctuate, which means you
                                             could lose money

                                             The shares of mid cap and small cap
                                             companies tend to trade less
                                             frequently than those of larger
                                             companies, which can have an
                                             adverse effect on the pricing of
                                             these securities and on the ability
                                             to sell these securities when the
                                             Investment Manager deems it
                                             appropriate. Some of the
                                             Portfolio's investments will rise
                                             and fall based only on investor
                                             perception.

                                             Because the Portfolio will invest
                                             in a smaller number of issuers than
                                             other, more diversified investment
                                             portfolios, the Portfolio's net
                                             asset value may be relatively more
                                             susceptible to adverse effects from
                                             any single corporate, economic,
                                             market, political or regulatory
                                             occurrence than if the Portfolio's
                                             investments consisted of a larger
                                             number of securities.

                                             Foreign securities carry special
                                             risks, such as exposure to currency
                                             fluctuations, less developed or
                                             less efficient trading markets,
                                             political instability, a lack of
                                             company information, differing
                                             auditing and legal standards, and
                                             potentially less liquidity.

                                             The Portfolio may lend its
                                             portfolio securities to brokers,
                                             dealers and other financial
                                             institutions. When the Portfolio
                                             lends securities, there is a risk
                                             that the loaned securities may not
                                             be returned during normal
                                             settlement periods if the borrower
                                             defaults.

                                              PERFORMANCE BAR CHART AND TABLE
                                            ------------------------------------

                                            Because the Portfolio commenced
                                            investment operations on December
                                            30, 2004, no performance returns are
                                            presented in this part of the
                                            Prospectus. Annual performance
                                            returns provide some indication of
                                            the risks of investing in the
                                            Portfolio by showing changes in
                                            performance from year to year.
                                            Comparison of Portfolio performance
                                            to an appropriate index indicates
                                            how the Portfolio's average annual
                                            returns compare with those of a
                                            broad measure of market performance.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.


ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                    .85%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                               .25%
--------------------------------------------------------------------------------
Other Expenses*                                    .65%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                                1.75%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement**                                    .50%
--------------------------------------------------------------------------------
Net Expenses**                                    1.25%
--------------------------------------------------------------------------------

*  "Other Expenses" are based on estimated amounts for the current fiscal year.

** Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.


LAZARD RETIREMENT U.S. STRATEGIC
EQUITY PORTFOLIO                     1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                                      $127           $502
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $76.5 billion as of December 31, 2004. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 0.85% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. The Portfolio commenced operations on December 30, 2004, but did not have any investments on December 31, 2004.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. Christopher H. Blake, Gary Buesser, Robert A. Failla, Andrew D. Lacey, and Richard Tutino are primarily responsible for the day-to-day management of the assets of the Portfolio.

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

CHRISTOPHER H. BLAKE. Mr. Blake is a Managing Director of the Investment Manager, which he joined in 1995.

GARY BUESSER. Mr. Buesser is a Senior Vice President and portfolio manager of the Investment Manager, which he joined in April 2000. Previously, he was with Evergreen Funds.

ROBERT A. FAILLA. Mr. Failla is a Vice President, portfolio manager and analyst of the Investment Manager, which he joined in 2003. Previously, he was with AllianceBernstein.

ANDREW D. LACEY.Mr. Lacey is a Deputy Chairman of the Investment Manager, which he joined in 1996.

J. RICHARD TUTINO.Mr. Tutino is a Managing Director of the Investment Manager, which he joined in 1997.

ADMINISTRATOR

STATE STREET BANK AND TRUST COMPANY ("STATE STREET"), LOCATED AT 225 FRANKLIN STREET, BOSTON, MASSACHUSETTS 02110, SERVES AS THE PORTFOLIO'S ADMINISTRATOR.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).


MARKET TIMING/EXCESSIVE TRADING

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."


CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. The effect of using fair value pricing is that the net asset value of the Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.


DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
--------------------------------------------------------------------------------

LAZARD U.S. STRATEGIC EQUITY COMPOSITE

This is not the Portfolio's Performance

Lazard Retirement U.S. Strategic Equity Portfolio commenced operations on December 30, 2004 and, therefore, does not have its own performance record. However, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in managing certain discretionary investment management accounts (the "Private Accounts"). The chart below shows the historical investment performance for a composite (the "Fund Related Account Composite") of the Private Accounts and for the Portfolio's benchmark index. The Fund Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.

              Annual Total Returns for the Year Ended December 31,

                                                   1999        2000        2001       2002        2003        2004
                                                  ------      ------      ------     ------      ------      ------
Fund Related Account Composite*................    35.1%      (9.0)%       (3.1)%    (17.2)%      29.4%       19.8%

S&P 500(R) Index**.............................    21.0%      (9.1)%      (11.9)%    (22.1)%      28.7%       10.9%


                          Average Annual Total Returns
                    (for the periods ended December 31, 2004)
                                                INCEPTION                                                    SINCE
                                                   DATE         ONE YEAR     THREE YEARS    FIVE YEARS      INCEPTION
                                                ----------     ----------   ------------    ----------     ----------
Fund Related Account Composite*................  3/1/98          19.8%         8.7%           2.5%           8.1%

S&P 500(R) Index**.............................     N/A          10.9%         3.6%          (2.3)%          3.6%


------------
  * The Fund Related Account Composite excludes certain Private Accounts managed by the Investment Manager. However, the Investment Manager believes the exclusion of such accounts does not materially affect the performance or otherwise cause the performance to be misleading. Performance is shown net of fees.
 ** The S&P 500(R) Index is an unmanaged, market capitalization-weighted index of 500 common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of theses stocks, which represent all major industries.

Certain Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the Fund Related Account Composite. The performance results of the Fund Related Account Composite reflect actual fees charged to the Private Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio or the fees and charges imposed by the Participating Insurance Companies under their VA contracts or VLI policies, which, if reflected, would have reduced returns.

Additionally, although it is anticipated that the Portfolio and the Private Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

The returns of each Private Account are time-weighted, use trade date accounting, and are based upon monthly portfolio valuations. The performance figures reflect the reinvestment of dividends and other distributions as of the payment date. The returns of the Fund Related Account Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is available in the Fund's SAI.

--------------------------------------------------------------------------------
You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                         New York, New York 10112-6300
                           Telephone: (800) 887-4929
                            http://www.LazardNet.com


--------------------------------------------------------------------------------
You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o    Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

--------------------------------------------------------------------------------
INVESTMENT MANAGER
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

(c) 2005 Lazard Retirement Series, Inc. and Lazard Asset Management Securities
LLC

                            LAZARD RETIREMENT SERIES

--------------------------------------------------------------------------------






                    ----------
                    PROSPECTUS
                    ----------


                    May 1, 2005



                    -----------------------------------------

                    Lazard Retirement Small Cap Portfolio

                    -----------------------------------------


















AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                            PAGE

                                           -----------------------------------------------------
                                             1    OVERVIEW
                                           -----------------------------------------------------

CAREFULLY REVIEW THIS IMPORTANT            -----------------------------------------------------
SECTION FOR INFORMATION ON THE               3    INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
PORTFOLIO'S INVESTMENT OBJECTIVE,                 AND EXPENSES
STRATEGIES, RISKS, PAST PERFORMANCE        -----------------------------------------------------
AND FEES.
                                             3    Lazard Retirement Small Cap Portfolio

REVIEW THIS SECTION FOR DETAILS            -----------------------------------------------------
ON THE PEOPLE AND ORGANIZATIONS              6    FUND MANAGEMENT
WHO OVERSEE THE PORTFOLIO.                 -----------------------------------------------------

                                             6    Investment Manager

                                             6    Principal Portfolio Managers

                                             6    Administrator

                                             6    Distributor

                                             6    Custodian

REVIEW THIS SECTION FOR DETAILS            -----------------------------------------------------
ON HOW SHARES ARE VALUED, HOW TO             7    ACCOUNT POLICIES
PURCHASE AND SELL SHARES, RELATED          -----------------------------------------------------
CHARGES AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.                           7    Buying Shares

                                             7    Market Timing/Excessive Trading

                                             8    Calculation of Net Asset Value

                                             8    Distribution and Servicing Arrangements

                                             9    Selling Shares

                                             9    Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR RECENT             -----------------------------------------------------
FINANCIAL INFORMATION.                      10    FINANCIAL HIGHLIGHTS
                                           -----------------------------------------------------

WHERE TO LEARN MORE ABOUT THE              -----------------------------------------------------
PORTFOLIO.                                        BACK COVER
                                           -----------------------------------------------------

   ---------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
   ---------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------

The Portfolios            The Fund consists of seven separate Portfolios, one of
                          which is described in this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                          The Portfolio has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy.

                          INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT
                          ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).


Who May Want to Invest?   The Portfolio invests primarily in equity securities,
                          including common stocks, preferred stocks and convertible securities. The Investment Manager seeks to identify undervalued securities and focuses on individual stock selection rather than on general stock market trends.

                          In general, the Investment Manager believes that the securities in which the Portfolio invests have one or more of the following characteristics:

                          o are undervalued relative to their earnings, cash flow or asset values

                          o have an attractive price/value relationship and a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                          o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                          o  have low projected price-to-earnings or
                             price-to-cash flow multiples

                          The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or otherwise falls short of the Investment Manager's expectations.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though, in theory, they are already undervalued.

                          Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio might do this to seek to avoid or mitigate losses, but it may result in the Portfolio not achieving its investment objective.

                          Consider investing in the Portfolio if you are:

                          o  pursuing a long-term goal such as retirement

                          o looking to add an equity component to your investment portfolio

                          o willing to accept the higher risks of investing in the stock market in exchange for potentially higher long-term returns


                          The Portfolio may not be appropriate if you are:

                          o pursuing a short-term goal or investing emergency reserves

                          o uncomfortable with an investment that will fluctuate in value

                          You should be aware that the Portfolio:

                          o  is not a bank deposit

                          o is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                          o  is not guaranteed to achieve its stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

--------------------
LAZARD RETIREMENT
SMALL CAP PORTFOLIO
--------------------

INVESTMENT OBJECTIVE              The Portfolio seeks long-term capital
                                  appreciation.

PRINCIPAL INVESTMENT STRATEGIES   The Portfolio invests primarily in equity
                                  securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers
                                  "small cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell
                                  2000(R) Index (up to $3.61 billion as of December 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions.

                                  Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

                                  o the potential to become a larger factor in the company's business sector

                                  o significant debt but high levels of free cash flow

                                  o a relatively short corporate history with the expectation that the business may grow

                                  The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

                                  The Portfolio may engage, to a limited extent, in various investment techniques, such as lending portfolio securities.

PRINCIPAL INVESTMENT RISKS        While stocks have historically been a leading
                                  choice of long-term investors, they do
                                  fluctuate in price, often based on factors unrelated to the issuer's value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                                  The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio's investments will rise and fall based only on investor perception.

                                  The Portfolio may lend its portfolio
                                  securities to brokers, dealers and other financial institutions. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the borrower defaults.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

            (THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE)


 1998     1999      2000      2001      2002      2003      2004
------    ----      -----     -----    -------    -----     -----
(3.22)    5.13      21.05     18.63    (17.68)    37.22     14.89

--------------------------------------------------------------------------------
      Best quarter:                   6/30/99                21.25%
      Worst quarter:                  9/30/02               (19.28)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                         Inception        Past          Past           Since
                           Date           Year         5 Years       Inception
--------------------------------------------------------------------------------
RETIREMENT SMALL
  CAP PORTFOLIO           11/4/97        14.89%        13.26%          9.13%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                       18.83%         6.61%          6.93%
--------------------------------------------------------------------------------


The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Small Cap Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000(R) Index (which consists of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.


ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .28%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.28%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .03%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.


LAZARD RETIREMENT
SMALL CAP PORTFOLIO     1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $403           $699         $1,543
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $76.5 billion as of December 31, 2004. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 0.75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2004, the Investment Manager waived a portion of its management fees with respect to the Portfolio, which resulted in the Portfolio paying the Investment Manager a management fee at an effective annual rate of ..72% of the Portfolio's average daily net assets.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. Andrew D. Lacey (since May 2003) and Patrick M. Mullin (since January 2001) are primarily responsible for the day-to-day management of the assets of the Portfolio.

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

ANDREW D. LACEY.Mr. Lacey is a Deputy Chairman of the Investment Manager, which he joined in 1996.

PATRICK M. MULLIN.Mr. Mullin is a Director of the Investment Manager, which he joined in 1998.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).

MARKET TIMING/EXCESSIVE TRADING

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."

CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. The effect of using fair value pricing is that the net asset value of the Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.

SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the most recent five fiscal years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing the Portfolio's total return.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                       YEAR ENDED
                                               ------------------------------------------------------------
                                               12/31/04     12/31/03     12/31/02     12/31/01     12/31/00
                                               --------     --------     --------     --------     --------
Net asset value, beginning of year ......      $  14.71      $ 10.72      $ 13.08      $ 11.75      $  9.82
                                               --------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income (loss) ..........            --(b)        --(b)      0.01         0.01         0.03
  Net realized and unrealized
    gain (loss) .........................          2.19         3.99        (2.32)        2.15         2.03
                                               --------      -------      -------      -------      -------
  Total from investment operations ......          2.19         3.99        (2.31)        2.16         2.06
                                               --------      -------      -------      -------      -------
Less distributions from:
  Net investment income .................            --           --           --        (0.01)       (0.03)
  Net realized gains ....................            --           --        (0.05)       (0.82)       (0.10)
                                               --------      -------      -------      -------      -------
  Total distributions ...................            --           --        (0.05)       (0.83)       (0.13)
                                               --------      -------      -------      -------      -------
Net asset value, end of year ............      $  16.90      $ 14.71      $ 10.72      $ 13.08      $ 11.75
                                               ========      =======      =======      =======      =======
TOTAL RETURN (a) ........................        14.88%       37.22%     (17.68)%       18.63%       21.05%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year
  (in thousands) ........................      $110,482      $76,636      $47,453      $42,164      $15,205
Ratios to average net assets:
  Net expenses ..........................         1.25%        1.25%        1.25%        1.25%        1.25%
  Gross expenses ........................         1.28%        1.37%        1.42%        1.67%        2.76%
  Net investment income (loss) ..........       (0.35)%        0.03%      (0.17)%        0.09%        0.42%
Portfolio turnover rate .................           98%          78%         108%          78%          67%

(a) Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.

(b)  Amount is less than $0.01 per share.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:

The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is available in the Fund's SAI.

--------------------------------------------------------------------------------
You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                         New York, New York 10112-6300
                           Telephone: (800) 887-4929
                            http://www.LazardNet.com
--------------------------------------------------------------------------------

You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071

--------------------------------------------------------------------------------

INVESTMENT MANAGER                          TRANSFER AGENT AND
Lazard Asset Management LLC                 DIVIDEND DISBURSING AGENT
30 Rockefeller Plaza                        Boston Financial Data Services, Inc.
New York, New York 10112-6300               P.O. Box 8514
Telephone: (800) 887-4929                   Boston, Massachusetts 02266-8514
                                            Telephone: (800) 986-3455
DISTRIBUTOR
Lazard Asset Management Securities LLC      INDEPENDENT REGISTERED PUBLIC
30 Rockefeller Plaza                        ACCOUNTING FIRM
New York, New York 10112-6300               Anchin, Block & Anchin LLP
                                            1375 Broadway
CUSTODIAN                                   New York, New York 10018
State Street Bank and Trust Company         http://www.anchin.com
225 Franklin Street
Boston, Massachusetts 02110                 LEGAL COUNSEL
                                            Stroock & Stroock & Lavan LLP
                                            180 Maiden Lane
                                            New York, New York 10038-4982
                                            http://www.stroock.com

(c) 2005 Lazard Retirement Series, Inc. and Lazard Asset Management Securities
    LLC

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------




                              ----------
                              PROSPECTUS
                              ----------



                              May 1, 2005



                              ------------------------------------------------

                              Lazard Retirement International Equity Portfolio

                              ------------------------------------------------




















AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
------------------------------------------------------------------------------------------------
                                            PAGE
                                           -----------------------------------------------------
                                              1   OVERVIEW
                                           -----------------------------------------------------

                                           -----------------------------------------------------
CAREFULLY REVIEW THIS                         3   INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
IMPORTANT SECTION FOR                             AND EXPENSES
INFORMATION ON THE                         -----------------------------------------------------
PORTFOLIO'S INVESTMENT
OBJECTIVE, STRATEGIES, RISKS,                 3   Lazard Retirement International Equity
PAST PERFORMANCE AND FEES.                        Portfolio

REVIEW THIS SECTION FOR                    -----------------------------------------------------
DETAILS ON THE PEOPLE AND                     6   FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE                  -----------------------------------------------------
THE PORTFOLIO.
                                              6   Investment Manager

                                              6   Principal Portfolio Managers

                                              6   Administrator

                                              6   Distributor

                                              6   Custodian

                                           -----------------------------------------------------
REVIEW THIS SECTION FOR                       7   ACCOUNT POLICIES
DETAILS ON HOW SHARES ARE                  -----------------------------------------------------
VALUED, HOW TO PURCHASE AND
SELL SHARES, RELATED CHARGES                  7   Buying Shares
AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.                            7   Market Timing/Excessive Trading

                                              8   Calculation of Net Asset Value

                                              9   Distribution and Servicing Arrangements

                                              9   Selling Shares

                                              9   Dividends, Distributions and Taxes
REVIEW THIS SECTION FOR                    -----------------------------------------------------
RECENT FINANCIAL                             10   FINANCIAL HIGHLIGHTS
INFORMATION.                               -----------------------------------------------------

WHERE TO LEARN MORE ABOUT                  -----------------------------------------------------
THE PORTFOLIO.                                    BACK COVER
                                           -----------------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

Lazard Retirement International Equity Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------

The Portfolios                              The Fund consists of seven separate
                                            Portfolios, one of which is
                                            described in this Prospectus.
                                            Because you could lose money by
                                            investing in the Portfolio, be sure
                                            to read all risk disclosures
                                            carefully before investing.

                                            The Portfolio has adopted a policy
                                            to invest at least 80% of its assets
                                            in specified securities appropriate
                                            to its name and to provide its
                                            shareholders with at least 60 days'
                                            prior notice of any change with
                                            respect to this policy.

                                            INFORMATION ON THE PORTFOLIO'S
                                            RECENT STRATEGIES AND HOLDINGS CAN
                                            BE FOUND IN THE CURRENT
                                            ANNUAL/SEMI-ANNUAL REPORT (SEE BACK
                                            COVER).



Who May Want to Invest?                     The Portfolio invests primarily in
                                            equity securities, including common
                                            stocks, preferred stocks and
                                            convertible securities. The
                                            Investment Manager seeks to identify
                                            undervalued securities and focuses
                                            on individual stock selection rather
                                            than on general stock market trends.

                                            In general, the Investment Manager
                                            believes that the securities in
                                            which the Portfolio invests have one
                                            or more of the following
                                            characteristics:

                                            o are undervalued relative to their
                                              earnings, cash flow or asset
                                              values

                                            o have an attractive price/value
                                              relationship and a catalyst that
                                              has the potential to enhance
                                              value, such as a change in
                                              management or a new product
                                              offering

                                            o are out of favor due to
                                              circumstances which are unlikely
                                              to harm the company's franchise or
                                              earnings power

                                            o have low projected
                                              price-to-earnings or price-to-cash
                                              flow multiples

                                            The Investment Manager typically
                                            sells a stock when it is no longer
                                            considered a value company, appears
                                            less likely to benefit from the
                                            current market and economic
                                            environment, shows deteriorating
                                            fundamentals or otherwise falls
                                            short of the Investment Manager's
                                            expectations.

                                            Value stocks involve the risk that
                                            they may never reach what the
                                            Investment Manager believes is their
                                            full market value. They also may
                                            decline in price, even though, in
                                            theory, they are already
                                            undervalued.

                                            Under adverse market conditions, the
                                            Portfolio could invest some or all
                                            of its assets in money market
                                            securities. The Portfolio might do
                                            this to seek to avoid or mitigate
                                            losses, but it may result in the
                                            Portfolio not achieving its
                                            investment objective.

                                            Consider investing in the Portfolio
                                            if you are:

                                            o pursuing a long-term goal such as
                                              retirement

                                            o looking to add an equity component
                                              to your investment portfolio

                                            o willing to accept the higher risks
                                             of investing in the stock market in
                                             exchange for potentially higher
                                             long-term returns


                                            The Portfolio may not be appropriate
                                            if you are:

                                            o pursuing a short-term goal or
                                             investing emergency reserves

                                            o uncomfortable with an investment
                                             that will fluctuate in value

                                            You should be aware that the
                                            Portfolio:

                                            o is not a bank deposit

                                            o is not guaranteed, endorsed or
                                              insured by any bank, financial
                                              institution or government entity,
                                              such as the Federal Deposit
                                              Insurance Corporation

                                            o is not guaranteed to achieve its
                                              stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO



INVESTMENT OBJECTIVE                        The Portfolio seeks long-term
                                            capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES             The Portfolio invests primarily in
                                            equity securities, principally
                                            common stocks, of relatively large
                                            non-U.S. companies with market
                                            capitalizations in the range of
                                            companies included in the Morgan
                                            Stanley Capital International
                                            (MSCI(R)) Europe, Australasia and
                                            Far East (EAFE(R)) Index that the
                                            Investment Manager believes are
                                            undervalued based on their earnings,
                                            cash flow or asset values.

                                            In choosing stocks for the
                                            Portfolio, the Investment Manager
                                            looks for established companies in
                                            economically developed countries.
                                            The allocation of the Portfolio's
                                            assets among geographic sectors may
                                            shift from time to time based on the
                                            Investment Manager's judgment. Under
                                            normal circumstances, the Portfolio
                                            invests at least 80% of its assets
                                            in equity securities.

                                            The Portfolio may invest up to 10%
                                            of its assets in securities of
                                            companies whose principal business
                                            activities are located in emerging
                                            market countries, although the
                                            allocation of the Portfolio's assets
                                            to emerging market countries may
                                            vary from time to time.

                                            The Portfolio may engage, to a
                                            limited extent, in various
                                            investment techniques, such as
                                            foreign currency transactions and
                                            lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                  While stocks have historically been
                                            a leading choice of long-term
                                            investors, they do fluctuate in
                                            price, often based on factors
                                            unrelated to the issuer's value.
                                            Foreign securities carry special
                                            risks, such as exposure to currency
                                            fluctuations, less developed or less
                                            efficient trading markets, political
                                            instability, a lack of company
                                            information, differing auditing and
                                            legal standards, and potentially
                                            less liquidity. The securities
                                            markets of emerging market countries
                                            be extremely volatile. The
                                            Portfolio's performance will be
                                            influenced by political, social and
                                            economic factors affecting companies
                                            in emerging market countries.
                                            Emerging market countries can
                                            generally have economic structures
                                            that are less diverse and mature,
                                            and political systems that are less
                                            stable, than those of developed
                                            countries. The value of your
                                            investment in the Portfolio will
                                            fluctuate, which means you could
                                            lose money.

                                            While the Portfolio may engage in
                                            foreign currency transactions
                                            primarily for hedging purposes, it
                                            may also use these transactions to
                                            increase returns. However, there is
                                            the risk that these transactions may
                                            reduce returns or increase
                                            volatility. In addition,
                                            derivatives, such as those used in
                                            certain foreign currency
                                            transactions, can be illiquid and
                                            highly sensitive to changes in the
                                            related currency. As such, a small
                                            investment in certain derivatives
                                            could have a potentially large
                                            impact on the Portfolio's
                                            performance.

                                            The Portfolio may lend its portfolio
                                            securities to brokers, dealers and
                                            other financial institutions. When
                                            the Portfolio lends securities,
                                            there is a risk that the loaned
                                            securities may not be returned
                                            during normal settlement periods if
                                            the borrower defaults.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
--------------------------------------------------------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                [DATA REPRESENTS BAR CHART IN THE PRINTED PIECE]

   21.41%     -9.62%      -24.06%     -10.71%      28.52%    14.98%
   ------     ------      -------     -------      ------    ------
    1999       2000        2001         2002        2003      2004





--------------------------------------------------------------------------------
      Best quarter:                   6/30/03                15.42%
      Worst quarter:                  9/30/02               (17.43)%
--------------------------------------------------------------------------------





                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)
                         Inception       Past           Past        Since
                           Date          Year          5 Years     Inception
--------------------------------------------------------------------------------
RETIREMENT
  INTERNATIONAL
  EQUITY PORTFOLIO         9/1/98           14.98%        (1.96)%       3.39%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                             20.25%        (1.13)%       5.48%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.


ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                 .75%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                  .29%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             1.29%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .04%
--------------------------------------------------------------------------------
Net Expenses*                                  1.25%
--------------------------------------------------------------------------------

* Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.



EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.


LAZARD RETIREMENT
INTERNATIONAL
EQUITY PORTFOLIO        1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $127         $405           $704         $1,553
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $76.5 billion as of December 31, 2004. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 0.75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2004, the Investment Manager waived a portion of its management fees with respect to the Portfolio, which resulted in the Portfolio paying the Investment Manager a management fee at an effective annual rate of ..71% of the Portfolio's average daily net assets.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. John R. Reinsberg (since inception) and Gabrielle M. Boyle, Michael A. Bennett and Michael Powers (each since May
2003) are primarily responsible for the day-to-day management of the assets of the Portfolio.

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

MICHAEL A. BENNETT.Mr. Bennett is a Managing Director of the Investment Manager, which he joined in July 1992.

GABRIELLE M. BOYLE.Ms. Boyle is a Senior Managing Director of the Investment Manager, which she joined in November 1993.

MICHAEL POWERS.Mr. Powers is a Managing Director of the Investment Manager, which he joined in 1990.

JOHN R. REINSBERG.Mr. Reinsberg is a Deputy Chairman of the Investment Manager, which he joined in 1992.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).


MARKET TIMING/EXCESSIVE TRADING

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See "Shareholder Information--General." The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."


CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the most recent five fiscal years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin, LLP, independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing the Portfolio's total return.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


                                                                                YEAR ENDED
                                                                 ------------------------------------------
                                                          12/31/04      12/31/03     12/31/02     12/31/01     12/31/00
                                                          --------      --------     --------     --------     --------

Net asset value, beginning of year ................       $  10.39      $   8.11     $   9.09     $  12.01     $  13.49
                                                          --------      --------     --------     --------     --------

Income (loss) from investment operations:

  Net investment income ...........................           0.09          0.04         0.05         0.01         0.10

  Net realized and unrealized
  gain (loss) .....................................           1.46          2.27        (1.02)       (2.90)       (1.40)
                                                          --------      --------     --------     --------     --------
  Total from investment operations ................           1.55          2.31        (0.97)       (2.89)       (1.30)


Less distributions from:

  Net investment income ...........................          (0.06)        (0.03)       (0.01)          --(b)     (0.08)

  Net realized gains ..............................             --            --           --        (0.03)       (0.10)
                                                          --------      --------     --------     --------     --------
  Total distributions .............................          (0.06)        (0.03)       (0.01)       (0.03)       (0.18)
                                                          --------      --------     --------     --------     --------

Net asset value, end of year ......................       $  11.88      $  10.39     $   8.11     $   9.09     $  12.01
                                                          ========      ========     ========     ========     ========


TOTAL RETURN (a) ..................................          14.98%        28.52%      (10.71)%     (24.06)%      (9.62)%
RATIOS AND SUPPLEMENTAL DATA:


Net assets, end of year
  (in thousands) ..................................       $206,625      $130,443     $ 48,913     $ 32,311     $ 20,937

Ratios to average net assets:

  Net expenses ....................................           1.25%         1.25%        1.25%        1.25%        1.25%

  Gross expenses ..................................           1.29%         1.40%        1.65%        1.94%        2.32%

  Net investment income ...........................           1.05%         1.25%        0.98%        0.50%        0.72%

Portfolio turnover rate ...........................             53%           38%          49%          58%          32%



(a) Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.
(b)  Amount is less than $0.01 per share.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is available in the Fund's SAI.



You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                         New York, New York 10112-6300
                           Telephone: (800) 887-4929
                            http://www.LazardNet.com


You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:
               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071
--------------------------------------------------------------------------------

INVESTMENT MANAGER
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Anchin, Block & Anchin, LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

(c) 2005 Lazard Retirement Series, Inc. and Lazard Asset Management Securities
LLC

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------






                              ----------
                              PROSPECTUS
                              ----------




                              May 1, 2005



                              -----------------------------------------

                              Lazard Retirement Emerging Markets Portfolio

                              -----------------------------------------
























AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
------------------------------------------------------------------------------------------------
                                            PAGE
                                           -----------------------------------------------------
                                              1    OVERVIEW
                                           -----------------------------------------------------

                                           -----------------------------------------------------
CAREFULLY REVIEW THIS IMPORTANT               3    INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN
SECTION FOR INFORMATION ON THE                     AND EXPENSES
PORTFOLIO'S INVESTMENT OBJECTIVE,          -----------------------------------------------------
STRATEGIES, RISKS, PAST
PERFORMANCE AND FEES.                         3    Lazard Retirement Emerging Markets Portfolio

REVIEW THIS SECTION FOR DETAILS            -----------------------------------------------------
ON THE PEOPLE AND ORGANIZATIONS               6    FUND MANAGEMENT
WHO OVERSEE THE PORTFOLIO.                 -----------------------------------------------------

                                              6    Investment Manager

                                              6    Principal Portfolio Managers

                                              6    Administrator

                                              6    Distributor

                                              6    Custodian

                                           -----------------------------------------------------
                                              7    ACCOUNT POLICIES
                                           -----------------------------------------------------

                                              7    Buying Shares

                                              7    Market Timing/Excessive Trading

                                              8    Calculation of Net Asset Value

                                              9    Distribution and Servicing Arrangements

                                              9    Selling Shares

                                              9    Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR RECENT             -----------------------------------------------------
FINANCIAL INFORMATION.                       10    FINANCIAL HIGHLIGHTS
                                           -----------------------------------------------------
WHERE TO LEARN MORE ABOUT
THE PORTFOLIO.                             -----------------------------------------------------
                                           BACK COVER
                                           -----------------------------------------------------

--------------------------------------------------------------------------------
    LAZARD ASSET MANAGEMENT LLC SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
--------------------------------------------------------------------------------

Lazard Retirement Emerging Markets Portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase Portfolio shares directly from the Fund. The Policies are described in the separate account prospectuses, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management LLC (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and to accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board of Directors monitors the Portfolio for any material conflicts and determines what action, if any, should be taken. For information about Eligible Plan investing, call (800) 887-4929.

OVERVIEW
--------------------------------------------------------------------------------

The Portfolios                               The Fund consists of seven separate
                                             Portfolios, one of which is
                                             described in this Prospectus.
                                             Because you could lose money by
                                             investing in the Portfolio, be sure
                                             to read all risk disclosures
                                             carefully before investing.

                                             The Portfolio has adopted a policy
                                             to invest at least 80% of its
                                             assets in specified securities
                                             appropriate to its name and to
                                             provide its shareholders with at
                                             least 60 days' prior notice of any
                                             change with respect to this policy.

                                             INFORMATION ON THE PORTFOLIO'S
                                             RECENT STRATEGIES AND HOLDINGS CAN
                                             BE FOUND IN THE CURRENT
                                             ANNUAL/SEMI-ANNUAL REPORT (SEE BACK
                                             COVER).


Who May Want to Invest?                      The Portfolio invests primarily in
                                             equity securities, including common
                                             stocks, preferred stocks and
                                             convertible securities. The
                                             Investment Manager seeks to
                                             identify undervalued securities and
                                             focuses on individual stock
                                             selection rather than on general
                                             stock market trends.

                                             In general, the Investment Manager
                                             believes that the securities in
                                             which the Portfolio invests have
                                             one or more of the following
                                             characteristics:

                                             o are undervalued relative to their
                                               earnings, cash flow or asset
                                               values

                                             o have an attractive price/value
                                               relationship and a catalyst that
                                               has the potential to enhance
                                               value, such as a change in
                                               management or a new product
                                               offering

                                             o are out of favor due to
                                               circumstances which are unlikely
                                               to harm the company's franchise
                                               or earnings power

                                             o have low projected
                                               price-to-earnings or price-to-
                                               cash flow multiples

                                             The Investment Manager typically
                                             sells a stock when it is no longer
                                             considered a value company, appears
                                             less likely to benefit from the
                                             current market and economic
                                             environment, shows deteriorating
                                             fundamentals or otherwise falls
                                             short of the Investment Manager's
                                             expectations.

                                             Value stocks involve the risk that
                                             they may never reach what the
                                             Investment Manager believes is
                                             their full market value. They also
                                             may decline in price, even though,
                                             in theory, they are already
                                             undervalued.

                                             Under adverse market conditions,
                                             the Portfolio could invest some or
                                             all of its assets in money market
                                             securities. The Portfolio might do
                                             this to seek to avoid or mitigate
                                             losses, but it may result in the
                                             Portfolio not achieving its
                                             investment objective.

                                             Consider investing in the Portfolio
                                             if you are:

                                             o pursuing a long-term goal such as
                                               retirement

                                             o looking to add an equity
                                               component to your investment
                                               portfolio

                                             o willing to accept the higher
                                               risks of investing in the stock
                                               market in exchange for
                                               potentially higher long-term
                                               returns


                                             The Portfolio may not be
                                             appropriate if you are:

                                             o pursuing a short-term goal or
                                               investing emergency reserves

                                             o uncomfortable with an investment
                                               that will fluctuate in value

                                             You should be aware that the
                                             Portfolio:

                                             o is not a bank deposit

                                             o is not guaranteed, endorsed or
                                               insured by any bank, financial
                                               institution or government
                                               entity, such as the Federal
                                               Deposit Insurance Corporation

                                             o is not guaranteed to achieve its
                                               stated goals

INVESTMENT OBJECTIVE, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO


INVESTMENT OBJECTIVE                         The Portfolio seeks long-term
                                             capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES              The Portfolio invests primarily in
                                             equity securities, principally
                                             common stocks, of non-U.S.
                                             companies whose principal
                                             activities are located in emerging
                                             market countries and that the
                                             Investment Manager believes are
                                             undervalued based on their
                                             earnings, cash flow or asset
                                             values.

                                             Emerging market countries include
                                             all countries represented by the
                                             Morgan Stanley Capital
                                             International (MSCI) Emerging
                                             Markets (EM) Index, which currently
                                             includes: Argentina, Brazil, Chile,
                                             China, Colombia, Croatia, Czech
                                             Republic, Egypt, Hong Kong,
                                             Hungary, India, Indonesia, Israel,
                                             Jordan, Malaysia, Mexico, Morocco,
                                             Netherlands, Pakistan, Peru,
                                             Philippines, Poland, Russia, South
                                             Africa, South Korea, Taiwan,
                                             Thailand, Turkey and Venezuela.

                                             Under normal circumstances, the
                                             Portfolio invests at least 80% of
                                             its assets in equity securities of
                                             companies whose principal business
                                             activities are located in emerging
                                             market countries. The allocation of
                                             the Portfolio's assets among
                                             emerging market countries may shift
                                             from time to time based on the
                                             Investment Manager's judgment and
                                             its analysis of market conditions.
                                             However, the Portfolio is likely to
                                             focus on companies in Latin
                                             America, the Pacific Basin and
                                             Eastern Europe.

                                             The Portfolio may engage, to a
                                             limited extent, in various
                                             investment techniques, such as
                                             foreign currency transactions and
                                             lending portfolio securities.

PRINCIPAL INVESTMENT RISKS                   While stocks have historically been
                                             a leading choice of long-term
                                             investors, they do fluctuate in
                                             price, often based on factors
                                             unrelated to the issuer's value.
                                             Foreign securities carry special
                                             risks, such as exposure to currency
                                             fluctuations, less developed or
                                             less efficient trading markets,
                                             political instability, a lack of
                                             company information, differing
                                             auditing and legal standards, and
                                             potentially less liquidity. The
                                             securities markets of emerging
                                             market countries can be extremely
                                             volatile. The Portfolio's
                                             performance will be influenced by
                                             political, social and economic
                                             factors affecting companies in
                                             emerging market countries. Emerging
                                             market countries generally have
                                             economic structures that are less
                                             diverse and mature, and political
                                             systems that are
                                             less stable, than those of
                                             developed countries. The value of
                                             your investment in the Portfolio
                                             will fluctuate, which means you
                                             could lose money.

                                             While the Portfolio may engage in
                                             foreign currency transactions
                                             primarily for hedging purposes, it
                                             may also use these transactions to
                                             increase returns. However, there is
                                             the risk that these transactions
                                             may reduce returns or increase
                                             volatility. In addition,
                                             derivatives, such as those used in
                                             certain foreign currency
                                             transactions, can be illiquid and
                                             highly sensitive to changes in the
                                             related currency. As such, a small
                                             investment in certain derivatives
                                             could have a potentially large
                                             impact on the Portfolio's
                                             performance.

                                             The Portfolio may lend its
                                             portfolio securities to brokers,
                                             dealers and other financial
                                             institutions. When the Portfolio
                                             lends securities, there is a risk
                                             that the loaned securities may not
                                             be returned during normal
                                             settlement periods if the borrower
                                             defaults.


The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EM Index, an unmanaged index of emerging markets securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions, if any. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
--------------------------------------------------------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

(22.85)%      52.09    (28.07)%     (5.07)%     (1.50)%      52.94%     30.59%
-------      ------    -------      ------      ------       ------    ------
 1998         1999      2000         2001        2002         2003       2004


--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                29.16%
      Worst quarter:                  9/30/98               (22.58)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

                         Inception        Past         Past         Since
                            Date          Year        5 Years      Inception
--------------------------------------------------------------------------------
RETIREMENT
  EMERGING
  MARKETS PORTFOLIO        11/4/97        30.59%        6.08%         5.85%
--------------------------------------------------------------------------------
MSCI EM INDEX                             25.55%        4.34%         5.27%
--------------------------------------------------------------------------------

FEES AND EXPENSES

As an investor, you pay certain fees and expenses in connection with buying and holding Portfolio shares. The accompanying table illustrates those fees and expenses. Keep in mind that the Portfolio has no sales charge (load). Annual portfolio operating expenses are paid out of Portfolio assets and are reflected in the share price. The accompanying table does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were reflected, fees and charges would be higher than those shown.


ANNUAL PORTFOLIO
OPERATING EXPENSES
--------------------------------------------------------------------------------
Management Fees                                1.00%
--------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees                            .25%
--------------------------------------------------------------------------------
Other Expenses                                 1.11%
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses                             2.36%
--------------------------------------------------------------------------------
Fee Waiver and Expense
Reimbursement*                                  .76%
--------------------------------------------------------------------------------
Net Expenses*                                  1.60%
--------------------------------------------------------------------------------

* REFLECTS A CONTRACTUAL OBLIGATION BY THE INVESTMENT MANAGER TO WAIVE ITS FEE AND, IF NECESSARY, REIMBURSE THE PORTFOLIO THROUGH DECEMBER 31, 2005, TO THE EXTENT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES EXCEED 1.60% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.


EXPENSE EXAMPLE

Use the accompanying table to compare the Portfolio's fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o  $10,000 initial investment

o  5% annual return each year

o  redemption at the end of each period

o no changes in operating expenses, except for the first year of the periods reflected in the table, which is based on the net expenses pursuant to the contractual agreement

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The example does not reflect fees or charges imposed by the Participating Insurance Companies under the Policies. If these fees were included, expenses would be higher than those shown.


LAZARD RETIREMENT
EMERGING MARKETS
PORTFOLIO               1 YEAR       3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                         $163         $664          $1,192        $2,638
--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT MANAGER

Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112-6300, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager and its global affiliates provide investment management services to client discretionary accounts with assets totaling approximately $76.5 billion as of December 31, 2004. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

The Fund has agreed to pay the Investment Manager an investment management fee at an annual rate of 1.00% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2004, the Investment Manager waived a portion of its management fees with respect to the Portfolio, which resulted in the Portfolio paying the Investment Manager a management fee at an effective annual rate of ..32% of the Portfolio's average daily net assets.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. John R. Reinsberg (since inception) and James M. Donald (since November 2001) are primarily responsible for the day-to-day management of the assets of the Portfolio.

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

JAMES M. DONALD.Mr. Donald is a Managing Director of the Investment Manager, which he joined in 1996.

JOHN R. REINSBERG.Mr. Reinsberg is a Deputy Chairman of the Investment Manager, which he joined in 1992.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR

Lazard Asset Management Securities LLC (the "Distributor") acts as distributor for the Fund's shares.

CUSTODIAN

State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
--------------------------------------------------------------------------------


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, are received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds. The Fund may refuse or restrict purchase requests for Portfolio shares if, in the judgment of the Fund's management, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Portfolio receives or anticipates receiving simultaneous orders that may significantly affect the Portfolio (e.g., amounts equal to 1% or more of the Portfolio's total assets).


MARKET TIMING/EXCESSIVE TRADING

The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Excessive trading, market timing or other abusive trading practices may disrupt investment management strategies and harm performance and may create increased transaction and administrative costs that must be borne by the Portfolio and its investors, including those not engaged in such activity. In addition, such activity may dilute the value of Portfolio shares held by long-term investors. The Fund's Board of Directors has approved policies and procedures with respect to frequent purchases and redemptions of Portfolio shares that are intended to discourage and prevent these practices, including regular monitoring of trading activity in Portfolio shares. The Fund will not knowingly accommodate excessive trading, market timing or other abusive trading practices. To discourage attempts to arbitrage pricing of international securities (among other reasons), the Board has adopted policies and procedures providing that if events materially affecting the value of securities occur between the close of the exchange or market on which the securities are principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. See "Shareholder Information--General." The Fund's and the Investment Manager's codes of ethics in respect of personal trading contain limitations on trading in Portfolio shares.

The Portfolio reserves the right to refuse, with or without notice, any purchase request that could adversely affect the Portfolio, its operations or its investors, including those purchase requests from any Participating Insurance Company with respect to any separate account or Policy owner who, in the Fund's view, is likely to engage in excessive trading, market timing or other abusive trading practices. Where, after consultation with the Participating Insurance Company, a particular Policy owner appears to be engaged in abusive trading practices, the Fund will seek to restrict future purchases of Portfolio shares by that Policy owner. Accounts under common ownership, control or perceived affiliation may be considered together for purposes of determining a pattern of excessive trading practices. Generally, a Policy owner who makes purchases that appear to coincide with a market timing strategy may be deemed to be engaged in excessive trading.

The Fund may delay forwarding redemption proceeds up to seven days if the redeeming account is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would otherwise adversely affect the Portfolio.

All of the policies described above under "Account Policies--Market Timing/Excessive Trading" apply uniformly to all Portfolio accounts. However, while the Fund and the Investment Manager will take reasonable steps to prevent trading practices deemed to be harmful to the Portfolio by monitoring Portfolio share trading activity, they may not be able to prevent or identify such trading. The Fund's ability to monitor, and impose restrictions on, trading in separate accounts may be severely limited due to the lack of access by the Fund or its service providers to information about Policy owners' trading activity within separate accounts. If the Fund is not able to prevent abusive trading practices, such trading may disrupt investment strategies, harm performance and increase costs to all Portfolio investors, including those not engaged in such activity. See the first paragraph above under "Account Policies--Market Timing/Excessive Trading."


CALCULATION OF NET ASSET VALUE

The Fund will determine the net asset value of Portfolio shares as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund values equity securities for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Calculation of the Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when the Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

DISTRIBUTION AND SERVICING ARRANGEMENTS

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay the Distributor a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.

Participating Insurance Companies may receive payments pursuant to the Fund's 12b-1 plan and/or from the Investment Manager in connection with their offering of Portfolio shares to Policy owners and/or for providing marketing, shareholder servicing, account administration or other services. The receipt of such payments could create an incentive for the Participating Insurance Company to offer the Portfolio instead of other mutual funds where such payments are not received. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying and selling Portfolio shares.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends are normally declared and paid annually for the Portfolio, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested in additional shares of the Portfolio at net asset value unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Portfolio's financial performance for the most recent five fiscal years, and certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing the Portfolio's total return.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                                YEAR ENDED
                                                       -------------------------------------------------------------
                                                       12/31/04      12/31/03     12/31/02     12/31/01     12/31/00
                                                        -------       -------      -------      -------      -------
Net asset value, beginning of year                      $ 10.73        $ 7.02       $ 7.17       $ 7.59      $ 11.01
                                                        -------       -------      -------      -------      -------

Income (loss) from investment operations:

  Net investment income                                    0.05          0.10         0.05         0.03         0.03

  Net realized and unrealized
    gain (loss)                                            3.21          3.61        (0.16)       (0.42)       (3.12)
                                                        -------       -------      -------      -------      -------

  Total from investment operations                         3.26          3.71        (0.11)       (0.39)       (3.09)
                                                        -------       -------      -------      -------      -------

Less distributions from:

  Net investment income                                   (0.08)           --(b)     (0.04)       (0.03)       (0.01)

  Net realized gains                                         --            --           --           --        (0.32)
                                                        -------       -------      -------      -------      -------

  Total distributions                                     (0.08)           --        (0.04)       (0.03)       (0.33)
                                                        -------       -------      -------      -------      -------

Net asset value, end of year                            $ 13.91       $ 10.73       $ 7.02       $ 7.17       $ 7.59
                                                        =======       =======      =======      =======      =======
TOTAL RETURN (a)                                          30.59%        52.94%       (1.50)%      (5.07)%     (28.07)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of year
  (in thousands)                                        $31,710       $15,937       $7,965       $4,907      $ 4,789

Ratios to average net assets:

  Net expenses                                             1.60%         1.60%        1.60%        1.60%        1.60%

  Gross expenses                                           2.36%         2.96%        3.92%        4.21%        4.15%

  Net investment income                                    1.13%         1.69%        0.95%        0.52%        0.42%

Portfolio turnover rate                                      43%           41%          53%          63%          54%

(a) Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio have been waived or reimbursed by the Portfolio's Investment Manager; without such waiver/reimbursement of expenses, the Portfolio's returns would have been lower. Performance information does not reflect the fees and charges imposed by Participating Insurance Companies at the separate account level, and such charges will have the effect of reducing performance.

(b)  Amount is less than $0.01 per share.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS:
The Portfolio will publicly disclose its portfolio holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds.shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

A description of the Fund's policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings is available in the Fund's SAI.

You can get a free copy of the Reports and the SAI, or request other information and discuss your questions about the Portfolio, by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                         New York, New York 10112-6300
                           Telephone: (800) 887-4929
                            http://www.LazardNet.com


You also can review the Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call
(202) 942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mail request to publicinfo@sec.gov.

               o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-08071
--------------------------------------------------------------------------------

INVESTMENT MANAGER
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: (800) 887-4929

DISTRIBUTOR
Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8514
Boston, Massachusetts 02266-8514
Telephone: (800) 986-3455

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

(c) 2005 Lazard Retirement Series, Inc. and Lazard Asset Management Securities
LLC

                         LAZARD RETIREMENT SERIES, INC.
                              30 Rockefeller Plaza
                          New York, New York 10112-6300
                                 (800) 887-4929

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2005

         Lazard Retirement Series, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectuses of the Fund, dated May 1, 2005, as they may be revised from time to time, relating to the following seven portfolios (individually, a "Portfolio" and collectively, the "Portfolios"):

Lazard Retirement Equity Portfolio
Lazard Retirement U.S. Strategic Equity Portfolio
Lazard Retirement Small Cap Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement International Equity Select Portfolio
Lazard Retirement International Small Cap Portfolio
Lazard Retirement Emerging Markets Portfolio

         Shares of the Portfolios are currently offered only through variable annuity contracts and variable life insurance policies (together, "Policies") offered by the separate accounts of certain insurance companies ("Participating Insurance Companies"). Shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board of Directors will monitor each Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, or to obtain a copy of the Fund's Prospectus, please write or call the Fund at the address and telephone number above.

         The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                           PAGE
-------------------------------------------------------------------------------

Description of the Fund and Portfolios........................................1

Investment Restrictions......................................................12

Management...................................................................14

Determination of Net Asset Value.............................................23

Portfolio Transactions.......................................................24

Buying and Selling Shares....................................................27

Distribution and Servicing Plan..............................................27

Dividends and Distributions..................................................29

Taxation.....................................................................29

Performance Information......................................................30

Additional Information About the Fund and Portfolios.........................31

Counsel and Independent Registered Public Accounting Firm....................34


                                      (ii)

                     DESCRIPTION OF THE FUND AND PORTFOLIOS

         The Fund is a Maryland corporation organized on February 13, 1997. Each Portfolio is a separate series of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a diversified investment company, which means that, with respect to 75% of its total assets, the Portfolio will not invest more than 5% of its total assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer.

         Lazard Asset Management LLC serves as the investment manager (the "Investment Manager") to each of the Portfolios. Lazard Asset Management Securities LLC (the "Distributor") is the distributor of each Portfolio's shares.

CERTAIN PORTFOLIO SECURITIES

         The following information supplements and should be read in conjunction with the Fund's Prospectuses.

         DEPOSITARY RECEIPTS. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

         These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

         FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

         FOREIGN SECURITIES. (All Portfolios, except Small Cap Portfolio) Each Portfolio may invest in non-U.S. securities as described in the Portfolio's Prospectus.

         FIXED-INCOME SECURITIES. (All Portfolios) Equity and U.S. Strategic Equity Portfolios each may invest up to 20% of its assets in U.S. Government securities and investment grade debt obligations of U.S. corporations; Small Cap and International Small Cap Portfolios may each invest up to 20% of its assets in investment grade debt securities; and International Equity and International Equity Select Portfolios may each invest up to 20% of its assets in investment grade fixed-income securities and short-term money market instruments.

         CONVERTIBLE SECURITIES. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

         Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

         WARRANTS. (All Portfolios) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. A Portfolio may invest up to 5% of its total assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

         PARTICIPATION INTERESTS. (All Portfolios) Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest.

         Each Portfolio may invest in corporate obligations denominated in U.S. or (except Equity and Small Cap Portfolios) foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." Each Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants."

         Each Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. The Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

         VARIABLE AND FLOATING RATE SECURITIES. (All Portfolios) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate.

         Each Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

         Each Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

         REAL ESTATE INVESTMENT TRUSTS. (Equity, U.S. Strategic Equity and Small Cap Portfolios) Each of these Portfolios may invest in Real Estate Investment Trusts ("REITs"). A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

         REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

         INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest, to the extent permitted under the 1940 Act, in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Under the 1940 Act, a Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.

         ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale (such as private placements and certain restricted securities), repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, a Portfolio is subject to the risk that should the Portfolio desire to sell them when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

         MONEY MARKET INSTRUMENTS; TEMPORARY DEFENSIVE POSITIONS. (All Portfolios) When the Investment Manager determines that adverse market conditions exist, a Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper and other short-term obligations ("Money Market Instruments"). For Emerging Markets Portfolio, when the Investment Manager believes it is warranted for defensive purposes, the Portfolio may invest without limitation in high quality fixed-income securities or equity securities of U.S. companies. Each Portfolio also may purchase Money Market Instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

         The following information supplements and should be read in conjunction with the Fund's Prospectuses.

         BORROWING MONEY. (All Portfolios) Each Portfolio may borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments. Money borrowed will be subject to interest costs.

         LENDING PORTFOLIO SECURITIES. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Portfolio remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Portfolio also has the right to terminate a loan at any time. The Portfolio may call the loan to vote proxies if a material issue affecting the Portfolio's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets. The Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Portfolio a loan premium fee. If the collateral consists of cash, the Portfolio will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. Should the borrower of the securities fail financially, the Portfolio may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Investment Manager to be of good financial standing. In a loan transaction, the Portfolio will also bear the risk of any decline in value of securities acquired with cash collateral.

         DERIVATIVES. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swap agreements, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would.

         Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.

         If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

         The Fund will not be a commodity pool (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")). In addition, the Fund has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

         Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

         Successful use of derivatives by a Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market and to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

         Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "Commission"), a Portfolio may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. The segregation of such assets will have the effect of limiting the Portfolio's ability to otherwise invest those assets.

         FUTURES TRANSACTIONS--IN GENERAL. Each Portfolio may enter into futures contracts in U.S. domestic markets, or (except Equity and Small Cap Portfolios) on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

         Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.

         SPECIFIC FUTURES TRANSACTIONS. Each Portfolio may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

         International Small Cap and Emerging Markets Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

         Each Portfolio, except Equity and Small Cap Portfolios, may buy and sell foreign currency futures. A currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

         OPTIONS--IN GENERAL. Each Portfolio may buy and sell (write) covered call and put options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

         A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

         There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         SPECIFIC OPTIONS TRANSACTIONS. Each Portfolio may buy and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

         Each Portfolio, except Equity and Small Cap Portfolios, may buy and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

         Each Portfolio may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency (except Equity and Small Cap Portfolios) and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

         Successful use by a Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

         SWAP AGREEMENTS. To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, each Portfolio may enter into equity, interest rate, index, total return and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or

"floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.

         FUTURE DEVELOPMENTS. A Portfolio may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

         FORWARD COMMITMENTS. (All Portfolios) A Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase or sell. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Portfolio enters into the commitment, but the Portfolio does not make a payment until it receives delivery from the counterparty. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. The Portfolio intends to engage in forward commitments to increase the Portfolio's financial exposure to the types of securities in which it invests, which will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. At no time will the Portfolio have more than 33-1/3% of its total assets committed to purchase securities on a forward commitment basis.

         Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

         FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except Equity and Small Cap Portfolios) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

         Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. The Portfolio's success in these transactions will depend principally on the Investment Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

         EQUITY SECURITIES. (All Portfolios) Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

         INITIAL PUBLIC OFFERINGS. (All Portfolios) The Portfolios may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. (the "NASD") apply to the distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons. IPO securities will be sold when the Investment Manager believes the price has reached full value. IPO securities may be sold by a Portfolio on the same day the Portfolio receives an allocation.

         SMALLER COMPANY SECURITIES. (U.S. Strategic Equity, Small Cap, International Small Cap and Emerging Markets Portfolios) Each of these Portfolios may purchase securities of smaller capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than securities of larger, more established companies, because securities of smaller companies typically are traded in lower volume and the issuers typically are subject to greater changes in earnings and prospects. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management of one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore may have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may pose a greater chance of loss than investments in securities of larger capitalization companies.

         FIXED-INCOME SECURITIES. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

         The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities, such as those rated below investment grade by the Rating Agencies, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

         FOREIGN SECURITIES. (All Portfolios, except Small Cap Portfolio) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers, including depositary receipts, foreign government obligations and securities of supranational entities, are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

         Because evidences of ownership of such securities usually are held outside the United States, a Portfolio will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its net asset value and thus affect the Portfolio's net asset value on days when investors have no access to the Portfolio.

         With respect to Emerging Markets Portfolio, developing countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for this Portfolio have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

         Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

         FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except Equity and Small Cap Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

         SIMULTANEOUS INVESTMENTS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other Portfolios and other accounts managed by the Investment Manager. If, however, such other Portfolios or accounts desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

DISCLOSURE OF PORTFOLIO HOLDINGS


         It is the policy of the Fund to protect the confidentiality of the Portfolios' holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose the

Portfolios' holdings on a calendar quarter-end basis on its website accessible from http://www.lazardnet.com/lam/us/lazardfunds/shtml, approximately 14 days after such quarter end. The information will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current.

         In order to avoid conflicts of interest between the Fund, on the one hand, and the Investment Manager or any affiliated person of the Fund or the Investment Manager, on the other (1) disclosure of portfolio holdings information is made only when such disclosure is in the best interest of Portfolio shareholders and the Fund has a legitimate business purpose for doing so and (2) none of the Fund or the Investment Manager or their affiliates may receive any compensation in connection with an arrangement to make portfolio holdings information available.

         In accordance with the foregoing, the Fund provides portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Fund will communicate with these service providers to confirm that they understand the Fund's policies and procedures regarding such disclosure. Such service providers currently include the Fund's investment adviser, administrator, custodian, auditors and legal counsel and each of their respective affiliates and advisors, as well as Institutional Shareholder Services, Inc., Lipper Inc. ("Lipper"), Morningstar, Inc., Bloomberg, Russell/Mellon Analytical Services, LLC, Canterbury Consulting Incorporated and Thomson Vestek, Inc. Service providers receive holdings information at a frequency appropriate to their services, which may be as frequently as daily. Certain other service providers may be provided with portfolio holdings information on a quarterly basis, but in no event will such information be provided until after its posting on the Fund's website.

         Disclosure of portfolio holdings information may be authorized only by the Fund's Chief Compliance Officer or the General Counsel of the Investment Manager, each of whom evaluates such disclosure in light of the best interests of Portfolio shareholders and any potential conflicts of interest. The service providers that receive portfolio holdings information from the Fund as described above, and any additions to this list of service providers, are reported to the Fund's Board of Directors for its review. Any exceptions to the Fund's portfolio holdings disclosure policy are reported to the Board of Directors.


                             INVESTMENT RESTRICTIONS

         Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval as described in the first sentence. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed, as to a Portfolio, by vote of a majority of the Fund's Board of Directors at any time.

         Under normal circumstances, each of the following Portfolios will invest at least 80% of its net assets, plus any borrowings for investment purposes, as follows (or other investments with similar economic characteristics): (i) Equity, International Equity and International Equity Select Portfolios--equity securities; (ii) U.S. Strategic Equity--equity securities of U.S. companies; (iii) Small Cap and International Small Cap Portfolios--equity securities of small cap companies; and (iv) Emerging Markets

Portfolio--equity securities of companies whose principal business activities are located in emerging market countries. Each of these Portfolios has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change with respect to its 80% policy.

         None of the Portfolios may:

          1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33-?% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and the Fund's Board of Directors.

          6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restrictions Nos. 2, 4, 10 and 11 may be deemed to give rise to a senior security.

          8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions on options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

                                      * * *

          9. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

          10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          11. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

          12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

                                      * * *

         In addition, as a non-fundamental policy, each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under
Section 817 (h) of the Code and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of a Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess within three business days.

                                   MANAGEMENT

         The Fund's Board of Directors is responsible for the management and supervision of each Portfolio and approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

      Lazard Asset Management LLC..........................  Investment Manager
      Lazard Asset Management Securities LLC...............  Distributor
      Boston Financial Data Services, Inc..................  Transfer Agent and Dividend Disbursing Agent
      State Street Bank and Trust Company..................  Custodian

         The Directors and officers of the Fund, together with information as to their principal occupations during at least the last five years, are shown below.

NAME (AGE)                           POSITION(S) AND TERM WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS(1)                           THE FUND(2)                    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:

John J. Burke (75)                   Director                       Lawyer and Private Investor; Director, Lazard
                                                                    Alternative Strategies Fund, LLC; Director,
                                                                    Pacific Steel & Recycling; Director, Sletten
                                                                    Construction Company; Trustee Emeritus, The
                                                                    University of Montana Foundation

NAME (AGE)                           POSITION(S) AND TERM WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS(1)                           THE FUND(2)                    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
Kenneth S. Davidson (59)             Director                       President, Davidson Capital Management
                                                                    Corporation; Trustee, The Juilliard School;
                                                                    Chairman of the Board, Bridgehampton Chamber
                                                                    Music Festival; Trustee, American Friends of the
                                                                    National Gallery/London

William Katz (50)                    Director                       Retired President and Chief Executive Officer,
                                                                    BBDO New York, an advertising agency; Retired
                                                                    Director, BBDO Worldwide

Lester Z. Lieberman (73)             Director                       Private Investor; Chairman, Healthcare
                                                                    Foundation of NJ; Director, Cives Steel Co.;
                                                                    Director, Northside Power Transmission Co.;
                                                                    Advisory Trustee, New Jersey Medical School;
                                                                    Director, Public Health Research Institute;
                                                                    Trustee Emeritus, Clarkson University; Council
                                                                    of Trustees, New Jersey Performing Arts Center

Richard Reiss, Jr. (60)              Director                       Chairman, Georgica Advisors LLC, an investment
                                                                    manager; Director, Lazard Alternative Strategies
                                                                    Fund, LLC; Director, O'Charley's, Inc., a
                                                                    restaurant chain

Robert M. Solmson (57)               Director                       Director, Independent Bank, Memphis; Director,
                                                                    Colonial Williamsburg Co.; Former Chief
                                                                    Executive Officer and Chairman, RFS Hotel
                                                                    Investors, Inc; Former Director, Morgan Keegan,
                                                                    Inc.

INTERESTED DIRECTORS(3)

Norman Eig (63)                      Chairman of the Board          Senior Adviser of the Investment Manager from
                                                                    December 2004 to April 2005; Chairman of the
                                                                    Investment Manager from March 2004 to December
                                                                    2004; previously Co-Chief Executive Officer of
                                                                    the Investment Manager and Member of the
                                                                    Management Committee of Lazard Freres & Co. LLC
                                                                    ("Lazard")

Charles Carroll (44)                 Chief Executive Officer,       Managing Director and Deputy Chairman of Global
                                     President and Director         Marketing of the Investment Manager

NAME (AGE)                           POSITION(S) WITH THE FUND
ADDRESS(1)                           (SINCE) AND TERM(4)            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
OFFICERS:

Nathan A. Paul (32)                  Vice President and Secretary   Managing Director and General Counsel of the
                                     (April 2002)                   Investment Manager; from September 1997 to
                                                                    October 2000, an Associate at Schulte Roth &
                                                                    Zabel LLP, a law firm

NAME (AGE)                           POSITION(S) WITH THE FUND
ADDRESS(1)                           (SINCE) AND TERM(4)            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Brian D. Simon (42)                  Assistant Secretary            Senior Vice President of the Investment
                                     (November 2002)                Manager; from July 1999 to October 2002, Vice
                                                                    President, Law & Regulations at J. & W.
                                                                    Seligman & Co.

Stephen St. Clair (46)               Treasurer                      Vice President of the Investment Manager
                                     (May 2003)

John Blevins (40)                    Chief Compliance Officer       Senior Vice President and Chief Compliance
                                     (October 2004)                 Officer of the Investment Manager, since 2000;
                                                                    Director of Compliance for North America, Citi
                                                                    Asset Management Group from November 1999 to

                                                                    July 2000

David A. Kurzweil (30)               Assistant Secretary            Vice President of the Investment Manager;
                                     (April 2005)                   Associate at Kirkpatrick & Lockhart LLP, a law
                                                                    firm, from August 1999 to January 2003

Cesar A. Trelles (30)                Assistant Treasurer            Fund Administration Manager of the Investment
                                     (December 2004)                Manager; Manager for Mutual Fund Finance Group
                                                                    at UBS Global Asset Management, from August 1998
                                                                    to August 2004

--------------------------------------------------------------------------------
(1) The address of each Director and officer is Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, New York 10112.

(2) Each Director became a Director in April 1997, except Mr. Carroll who became a Director in June 2004 and Mr. Solmson who became a Director in September 2004, and also serves as a Director of The Lazard Funds, Inc. ("LFI"), an open-end registered management investment company (comprised of 10 portfolios) and Lazard Global Total Return and Income Fund, Inc. ("LGI"), a closed-end registered management investment company (collectively with the Fund, the "Lazard Funds," in total comprised of 18 investment portfolios). Each Director serves an indefinite term, until his successor is elected, and each Director serves in the same capacity for LFI.

(3)  Mr. Eig and Mr. Carroll are "interested persons" (as defined in the 1940
     Act) of the Fund because of their positions with the Investment Manager.

(4) Each officer serves for an indefinite term, until his successor is elected and qualified. Each officer serves in the same capacity for the other Lazard Funds.

         The Fund has standing audit and nominating committees, each comprised of its Directors who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Directors").


         The function of the audit committee is to (1) oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements, (2) assist in Board oversight of the quality and integrity of the Fund's financial statements and the Fund's compliance with legal and regulatory requirements relating to accounting, financial reporting, internal control over financial reporting and independent audits, (3) approve engagement of the independent registered public accounting firm and review and evaluate the qualifications, independence and performance of the independent registered public accounting firm and (4) act as a liaison between the Fund's independent registered public accounting firm and the Board.

         Nominations may be submitted only by a shareholder or group of shareholders that, individually or as a group, has beneficially owned the lesser of (a) 1% of the Fund's outstanding shares or (b) $500,000 of the Fund's shares for at least one year prior to the date such shareholder or group submits a candidate for nomination. Not more than one nominee for Director may be submitted by such a shareholder or group each calendar year. In evaluating potential nominees, including any nominees recommended by shareholders, the nominating committee takes into consideration the factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes that the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, as well as information sufficient to evaluate the factors listed above. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the nominating committee.


         The audit committee met four times and the nominating committee meet once during the fiscal year ended December 31, 2004.

         The table below indicates the dollar range of each Director's ownership of Portfolio shares and aggregate holdings of all of the Lazard Funds, in each case as of December 31, 2004.

                                                      INTERNATIONAL      EMERGING      AGGREGATE HOLDINGS OF ALL
DIRECTOR                     EQUITY      SMALL CAP        EQUITY         MARKETS             LAZARD FUNDS
-----------------------------------------------------------------------------------------------------------------
John J. Burke                 None          None           None            None              Over $100,000
Charles Carroll               None          None           None            None                  None
Kenneth S. Davidson           None          None           None            None              Over $100,000
Norman Eig                    None          None           None            None              Over $100,000
William Katz                  None          None           None            None                  None
Lester Z. Lieberman           None          None           None            None                  None
Richard Reiss, Jr.            None          None           None            None                  None
Robert M. Solmson             None          None           None            None                  None

         As of December 31, 2004, none of the Directors or his immediate family members owned securities of the Investment Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager or the Distributor.

         Each Director who is not an employee or an affiliated person of the Investment Manager is paid an annual aggregate fee of $50,000, plus $2,500 per meeting attended in person ($1,000 per meeting attended by telephone), for the Fund and the other Lazard Funds, and is reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings. No additional compensation is provided in respect of committee meetings held in conjunction with a meeting of the Board of Directors. Compensation is divided among the Lazard Funds based on relative net assets. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. In addition, the Chairman of the Audit Committees for the Lazard Funds also receives an annual fee of $5,000. The aggregate amount of compensation paid to each Director for the year ended December 31, 2004, was as follows:

                                                                                    TOTAL COMPENSATION FROM
                                                                                          THE FUND AND
DIRECTOR                             AGGREGATE COMPENSATION FROM THE FUND               THE LAZARD FUNDS
--------------------------------------------------------------------------------------------------------------
John J. Burke                                       $3,703                                  $61,625
Charles Carroll                                       N/A                                     N/A
Kenneth S. Davidson                                  3,703                                   61,625
Norman Eig                                            N/A                                     N/A
William Katz                                         3,703                                   61,625
Lester Z. Lieberman                                  3,817                                   63,125
Richard Reiss, Jr.                                   3,703                                   61,625
Robert M. Solmson*                                   1,246                                   17,908

-------------------------------------------------------
*    Mr. Solmson became a Director in September 2004.

         The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of February 1, 2005, the Fund's officers and Directors, as a group, owned less than 1% of the shares of each Portfolio.

INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENT

         The Investment Manager, located at 30 Rockefeller Plaza, New York, NY 10112-6300, has entered into an investment management agreement (the "Management Agreement") with the Fund on behalf of each Portfolio. Pursuant to the Management Agreement, the Investment Manager regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objective and policies, including the purchase, retention and disposition of securities.

         The Investment Manager, a wholly-owned subsidiary of Lazard, is registered as an investment adviser with the Commission. The Investment Manager provides day-to-day management of the Portfolios' investments and assists in the overall management of the Fund's affairs. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets as of December 31, 2004 totaling approximately $76.5 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.

         The Fund, the Investment Manager and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by a Portfolio. The Codes of Ethics restrict the personal securities transactions of employees and require portfolio managers and other investment personnel to comply with the preclearance and disclosure procedures. The primary purpose of the Codes of Ethics is to ensure that personal trading by employees does not disadvantage any Portfolio.

         Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to other clients.

         As compensation for its services, the Fund has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the relevant Portfolio:

PORTFOLIO                                              MANAGEMENT FEE RATE
----------------------------------------------      ----------------------------

Equity Portfolio                                                .75%
U.S. Strategic Equity Portfolio                                 .85
Small Cap Portfolio                                             .75
International Equity Portfolio                                  .75
International Equity Select Portfolio                           .85
International Small Cap Portfolio                               .75
Emerging Markets Portfolio                                     1.00

         For the fiscal year ending December 31, 2005, the Investment Manager has agreed to waive its management fees or otherwise bear the expenses of the following Portfolios to the extent the aggregate expenses of a Portfolio exceed the percentage of the value of the Portfolio's average daily net assets set forth opposite the Portfolio's name:

PORTFOLIO                                    MAXIMUM TOTAL PORTFOLIO OPERATING EXPENSES
----------------------------------      ------------------------------------------------------
Equity Portfolio                                               1.25%
U.S. Strategic Equity Portfolio                                1.25
Small Cap Portfolio                                            1.25
International Equity Portfolio                                 1.25
Emerging Markets Portfolio                                     1.60

         For the fiscal years ended December 31, 2002, 2003 and 2004, the management fees payable by each Portfolio, the amounts waived by the Investment Manager and the net fees paid to the Investment Manager were as follows:

                                            FEE PAYABLE FOR           FEE PAYABLE FOR          FEE PAYABLE FOR
                                           FISCAL YEAR ENDED         FISCAL YEAR ENDED        FISCAL YEAR ENDED
PORTFOLIO                                  DECEMBER 31, 2002         DECEMBER 31, 2003        DECEMBER 31, 2004
--------------------------------         ---------------------     ---------------------   -----------------------

Equity Portfolio                             $      33,331              $     29,601            $     34,831
Small Cap Portfolio                                394,179                   411,152                 667,426
International Equity  Portfolio                    302,445                   585,152               1,236,363
Emerging Markets Portfolio                          76,003                   102,628                 211,039

                                                                   REDUCTION IN FEE FOR     REDUCTION IN FEE FOR
                                          REDUCTION IN FEE FOR          FISCAL YEAR              FISCAL YEAR
                                           FISCAL YEAR ENDED               ENDED                    ENDED
PORTFOLIO                                  DECEMBER 31, 2002         DECEMBER 31, 2003        DECEMBER 31, 2004
--------------------------------         ---------------------     ---------------------   -----------------------
Equity Portfolio                         $          91,983               $    85,534             $    89,352
Small Cap Portfolio                                 86,828                    63,869                  26,295
International Equity Portfolio                     157,884                   114,431                  65,602
Emerging Markets Portfolio                         157,845                   121,304                 143,986

                                        NET FEE PAID FOR FISCAL      NET FEE PAID FOR         NET FEE PAID FOR
                                        YEAR ENDED DECEMBER 31,      FISCAL YEAR ENDED        FISCAL YEAR ENDED
PORTFOLIO                                         2002               DECEMBER 31, 2003        DECEMBER 31, 2004
--------------------------------         ---------------------     ---------------------   -----------------------

Equity Portfolio                        $          (58,652)              $   (55,933)           $    (54,521)
Small Cap Portfolio                                307,351                   347,283                 641,131
International Equity  Portfolio                    144,561                   470,721               1,170,761
Emerging Markets Portfolio                         (81,842)                  (18,678)                 67,053

As U.S. Strategic Equity Portfolio is a new Portfolio, no information is available as of the date of this Statement of Additional Information.

         The Management Agreement provides that each Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to each Portfolio will be charged against the assets of that Portfolio. Other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by each of the Portfolios include, but are not limited to, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, shares of each Portfolio are subject to an annual distribution and servicing fee. See "Distribution and Servicing Plan."

         As to each Portfolio, the Management Agreement is subject to annual approval by (i) the Fund's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant Portfolio, provided that in either event the continuance also is approved by a majority of the Independent Directors of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Portfolio, the Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board of Directors or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Investment Manager. The Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act). The Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

         In considering the approval of the Management Agreement, the Directors discussed the nature, extent and quality of the services provided to each Portfolio pursuant to the Management Agreement. The Directors considered the various services provided by the Investment Manager to each Portfolio and considered the Investment Manager's research and portfolio management capabilities and that the Investment Manager also provides oversight of day-to-day operations of the Fund and the Portfolios, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered the Investment Manager's extensive administrative, accounting and compliance infrastructure. The Directors reviewed and placed significant emphasis on the relative performance and advisory fees and expense ratios for each Portfolio (projected expenses in the case of Retirement U.S. Strategic Equity Portfolio), including comparative information prepared by Lipper. The Board concluded that each Portfolio's fee paid to the Investment Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Investment Manager from the relationship with the Fund. The Directors also considered comparison groups composed solely of funds sub-advised by the Investment Manager in the same Lipper category as each Portfolio, as well as the Investment Manager's separately managed accounts with similar investment objectives, policies and strategies (for each Portfolio, collectively with such funds sub-advised by the Investment Manager, "Similar Accounts"). For each Portfolio, the Directors discussed the fee paid to the Investment Manager compared to the fee paid to the Investment Manager by Similar Accounts. For each Portfolio the Directors reviewed the nature of the Similar Accounts and the differences, from the Investment Manager's perspective, in management of the different types of Similar Accounts as compared to management of the Portfolio. The Directors considered the relevance of the fee information provided for Similar Accounts managed by the Investment Manager to evaluate the appropriateness and reasonableness of each Portfolio's advisory fees. The Directors considered the Investment Manager's profitability with respect to each Portfolio as part of their evaluation of whether the Portfolio's fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Investment Manager, including the nature, quality and extent of such services. The Directors evaluated the costs of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Fund in light of the relevant circumstances for each Portfolio, including the trend in asset growth or decline, the extent to which economies of scale would be realized as the Portfolio grows and whether economies of scale are shared with the Portfolio. The Board determined that, to the extent that material economies of scale had not been shared with the Fund, the Board would seek to do so. The Independent Directors considered these conclusions and determinations and, without any one factor being dispositive, the Board determined that approval of the Management Agreement was in the best interests of the Portfolios and their shareholders. The Independent Directors were assisted in their review by independent legal counsel and met with counsel in executive session separate from the Investment Manager.

PROXY VOTING

         The Fund has delegated voting of proxies in respect of portfolio holdings to the Investment Manager, to vote the Fund's proxies in accordance with the Investment Manager's proxy voting policy and guidelines (the "Voting Guidelines") that provide as follows:

          o The Investment Manager votes proxies in the best interests of its clients.

          o Unless the Investment Manager's Proxy Committee otherwise determines, the Investment Manager votes proxies in a manner consistent with the Voting Guidelines.

          o To avoid conflicts of interest, the Investment Manager votes proxies where a material conflict has been deemed to exist in accordance with specific proxy voting guidelines regarding various standard proxy proposals ("Approved Guidelines") or, if the Approved Guideline is to vote case-by-case, in accordance with the recommendation of an independent source.

          o The Investment Manager also may determine not to vote proxies in respect of securities of any issuer if it determines that it would be in the client's overall best interests not to vote.

         The Voting Guidelines address how it will vote proxies on particular types of matters such as the election for directors, adoption of option plans and anti-takeover proposals. For example, the Investment Manager generally will:

          o vote as recommended by management in routine election or re-election of directors;

          o favor programs intended to reward management and employees for positive, long-term performance, evaluating whether the Investment Manager believes, under the circumstances, that the level of compensation is appropriate or excessive; and

          o vote against anti-takeover measures, such as adopting supermajority voting requirements, shareholder rights plans and fair price provisions.

         The Fund's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC's website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

         The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, to provide certain administrative services to the Portfolios. Each Portfolio bears the cost of such services at a fixed annual rate of $37,500, plus 0.02% of average daily net assets up to $1 billion and 0.01% of average daily net assets over $1 billion. State Street has agreed to waive one half of the $37,500 fixed annual rate for the Equity Portfolio until the Portfolio's net assets reach $25 million.

         State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.

         Boston Financial Data Services, Inc. ("BFDS") is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, BFDS arranges for the maintenance of shareholder account records for each Portfolio, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, BFDS receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for certain out-of-pocket expenses.

DISTRIBUTOR

         Lazard Asset Management Securities LLC serves as the distributor of each Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates the Distributor to pay certain expenses in connection with the offering of Portfolio shares. After the prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor also will pay for any printing and distribution of copies thereof used in connection with the offering to prospective investors. Prior to April 1, 2004, Lazard served as the distributor to each of the Portfolios.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share of each Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange (the "NYSE") is open for business. The NYSE is ordinarily closed on the following national holidays:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio represented, less all liabilities, by the total number of Portfolio shares outstanding.

         Market values for securities listed on the NYSE, NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m., Eastern time). Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities not traded on the valuation date are valued at the last quoted bid price.

         Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

         Calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on Europe, Latin and South America and Far East securities exchanges and in over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (I.E., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York and on which the net asset value of a Portfolio is calculated. If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio's net asset value is calculated, such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities' values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio's assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

         Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors. Under these procedures, in the event that the Investment Manager determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, the Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager's analysts also will be considered.

                             PORTFOLIO TRANSACTIONS

GENERAL

         Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In arranging for the Portfolios' securities transactions, the Investment Manager is primarily concerned with seeking best execution, which is considered to be the most favorable combination of price and quantity that can be traded at a point in time given, among other factors, the liquidity, market conditions, and required urgency of execution. In choosing broker-dealers, the Investment Manager considers all relevant factors, including but not limited to: the ability of a broker-dealer to provide a prompt and efficient agency execution; the ability and willingness of a broker-dealer to facilitate the transactions by acting as principal and going at risk for its own accounts; the ability of a broker-dealer to provide accurate and timely settlement of the transaction; the Investment Manager's knowledge of the negotiated commission rates currently available and other current transactions costs; the clearance and settlement capabilities of the broker; the Investment Manager's knowledge of the financial condition of the broker or dealer selected; and any other matter relevant to the selection of a broker-dealer.

         In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board of Directors has determined that securities transactions for a Portfolio may be executed through the Distributor if, in the judgment of the Investment Manager, the use of the Distributor is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, the Distributor charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

         Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.

         IPO ALLOCATIONS. (All Portfolios) Under the Investment Manager's trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPO"), the number of shares allocated to any or all of the Portfolios and other accounts managed by the Investment Manager will be determined based on various factors, including the extent to which an account is considered relatively underweighted in a security, the extent to which an account has previously received an allocation of IPO securities, the extent to which the size of an allocation of IPO securities would represent a meaningful position for such account and any other factors that may be lawfully considered in allocating IPO shares among accounts. It is often difficult for the Investment Manager to obtain a sufficient number of IPO shares to provide a full allocation to each account. The Investment Manager's allocation procedures are designed to allocate IPO securities in a fair and equitable manner.

         The Portfolios listed below held securities of their regular brokers or dealers during the fiscal year ended December 31, 2004:


                                                                                     VALUE ON DECEMBER 31, 2004
PORTFOLIO                                          BROKER/DEALER                             (IN $000S)
-----------------------------------    --------------------------------------    ----------------------------------
Equity Portfolio                       State Street Bank & Trust Company                      $  146
                                       Citigroup, Inc.                                           125
                                       JP Morgan Chase & Co.                                     111
                                       Lehman Brothers, Inc.                                      75
                                       Morgan Stanley & Co.                                       48

Small Cap Portfolio                    State Street Bank & Trust Company                       6,840

International Equity Portfolio         State Street Bank & Trust Company                       4,276
                                       Credit Suisse Group                                     5,346

Emerging Markets Portfolio             State Street Bank & Trust Company                       1,735


As U.S. Strategic Equity Portfolio is a new Portfolio, no information is available as of the date of this Statement of Additional Information.

RESEARCH AND STATISTICAL INFORMATION

         Consistent with the requirements of best execution, brokerage commissions on a Portfolio's transactions may be paid to brokers in recognition of investment research and information furnished as well as for brokerage and execution services provided by such brokers. The Investment Manager may in its discretion cause accounts to pay such broker-dealers a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer adequately qualified to effect such transaction would have charged for effecting that transaction. This may be done where the Investment Manager has determined in good faith that such commission is reasonable in relation to the value of the brokerage and/or research to that particular transaction or to the Investment Manager's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         The Investment Manager receives a wide range of research (including proprietary research) and brokerage services from brokers. These services include information on the economy, industries, groups of securities, and individual companies; statistical information; technical market action, pricing and appraisal services; portfolio management computer services (including trading and settlement systems); risk management analysis; and performance analysis. Broker-dealers may also supply market quotations to the Fund's custodian for valuation purposes. The Investment Manager may place orders with broker-dealers (1) based upon their sale of shares of the Fund or other funds advised by the Investment Manager or its affiliates or (2) who provides services to the Fund at no fee or a reduced fee.

         Any research received in respect of a Portfolio's brokerage commission may be useful to the Portfolio, but also may be useful in the management of the account of another client of the Investment Manager. Similarly, the research received for the commissions of such other client may be useful for the Portfolio.

BROKERAGE COMMISSIONS

         In connection with its portfolio securities transactions for the fiscal years ended December 31, 2002, 2003 and 2004, each Portfolio indicated below paid brokerage commissions as follows:

YEAR ENDED DECEMBER 31, 2002

                                                           AMOUNT OF         PERCENTAGE OF      PERCENTAGE OF TOTAL
                                          TOTAL            BROKERAGE        TOTAL BROKERAGE          BROKERAGE
                                        BROKERAGE         COMMISSIONS      COMMISSIONS PAID    TRANSACTIONS EFFECTED
PORTFOLIO                            COMMISSIONS PAID    PAID TO LAZARD        TO LAZARD           THROUGH LAZARD
-----------------------------------  ----------------    --------------    ----------------    ---------------------
Equity Portfolio                       $   11,773             -                    -                     -
Small Cap Portfolio                       243,040             -                    -                     -
International Equity   Portfolio           97,501             -                    -                     -
Emerging Markets Portfolio                 25,273             -                    -                     -


YEAR ENDED DECEMBER 31, 2003


                                                           AMOUNT OF         PERCENTAGE OF      PERCENTAGE OF TOTAL
                                          TOTAL            BROKERAGE        TOTAL BROKERAGE          BROKERAGE
                                        BROKERAGE       COMMISSIONS PAID    COMMISSIONS PAID    TRANSACTIONS EFFECTED
PORTFOLIO                            COMMISSIONS PAID       TO LAZARD           TO LAZARD           THROUGH LAZARD
-----------------------------------  ----------------    --------------    ----------------    ---------------------
Equity Portfolio                      $     5,982               --                 --                     --
Small Cap Portfolio                       213,284               --                 --                     --
International Equity Portfolio            144,132               --                 --                     --
Emerging Markets Portfolio                 21,879            $  15               0.07%                  0.18%


YEAR ENDED DECEMBER 31, 2004

                                                           AMOUNT OF         PERCENTAGE OF      PERCENTAGE OF TOTAL
                                          TOTAL            BROKERAGE        TOTAL BROKERAGE          BROKERAGE
                                        BROKERAGE      COMMISSIONS PAID    COMMISSIONS PAID    TRANSACTIONS EFFECTED
PORTFOLIO                           COMMISSIONS PAID       TO LAZARD           TO LAZARD           THROUGH LAZARD
----------------------------------  ----------------   ----------------    ----------------    ---------------------
Equity Portfolio                       $    7,104              --                  --                     --
Small Cap Portfolio                       389,234            $185                0.05%                  0.09%
International Equity Portfolio            331,583              --                  --                     --
Emerging Markets Portfolio                 60,111              --                  --                     --


As U.S. Strategic Equity Portfolio is a new Portfolio, no information is available as of the date of this Statement of Additional Information.

         The aggregate amount of transactions during the fiscal year ended December 31, 2004 in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:


PORTFOLIO                                            TRANSACTION AMOUNT             COMMISSIONS AND CONCESSIONS
---------------------------------------------  --------------------------------  ----------------------------------
Equity Portfolio                                       $  5,440,776                           $  7,104
Small Cap Portfolio                                     179,285,623                            389,234
International Equity Portfolio                          214,740,623                            331,583
Emerging Markets Portfolio                               23,226,360                             60,111


                            BUYING AND SELLING SHARES

         GENERAL. INDIVIDUALS MAY NOT PLACE PURCHASE ORDERS DIRECTLY WITH THE FUND. INDIVIDUALS SHOULD CONSULT A PARTICIPATING INSURANCE COMPANY OR A FINANCIAL INTERMEDIARY FOR INFORMATION ON THE PURCHASE OF PORTFOLIO SHARES. THE FUND DOES NOT ISSUE SHARE CERTIFICATES.

         Portfolio shares may be purchased and redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place purchase or redemption orders directly with the Fund. The value of shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value.

         The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Participating Insurance Company of a redemption request in proper form, except as provided by the rules of the Commission.

         REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board of Directors reserves the right to make payments in whole or in part in portfolio securities or other assets of the Portfolio in cases of emergency, or at any time that the Investment Manager believes a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed: (a) during any period when the NYSE is closed (other than customary weekend and holiday closings); (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Commission by order may permit to protect the Portfolio's shareholders.

                         DISTRIBUTION AND SERVICING PLAN

         Portfolio shares are subject to a Distribution and Servicing Plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 (the "Rule") adopted by the Commission under the 1940 Act which provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Pursuant to the Distribution and Servicing Plan, the Fund pays the Distributor for advertising, marketing and distributing each Portfolio's shares and for the provision of certain services to the holders of shares, a fee at the annual rate of .25% of the Portfolio's average daily net assets. The Distributor may make payments to Participating Insurance

Companies for providing these services to Policy owners, or to certain financial institutions, securities dealers and other industry professionals for providing these services to Policy owners. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Conduct Rules of the NASD. Depending on a Participating Insurance Company's corporate structure and applicable state law, the Distributor may make payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself. From time to time, the Distributor may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable under the Distribution and Servicing Plan are payable without regard to actual expenses incurred. The Fund's Board of Directors believes that there is a reasonable likelihood that the Distribution and Servicing Plan will benefit each Portfolio and its shareholders.

         A quarterly report of the amounts expended under the Distribution and Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Directors for its review. The Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of shares of a Portfolio may bear without such shareholders' approval and that other material amendments of the Distribution and Servicing Plan must be approved by the Board of Directors and by the Independent Directors of the Fund and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by vote of a majority of the Independent Directors and who have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, or by vote of the holders of a majority of such Portfolio's shares.


         Prior to April 1, 2004, Lazard was the Fund's distributor. For the fiscal year ended December 31, 2004, the Portfolios paid Lazard and the Distributor in the aggregate the amounts set forth below under the Distribution and Servicing Plan:


                                                     AMOUNT PAID
                                           UNDER DISTRIBUTION AND SERVICING
                                                PLAN FOR FISCAL PERIOD
PORTFOLIO                                      ENDED DECEMBER 31, 2004
--------------------------------------   -------------------------------------
Equity Portfolio                                      $   11,611
Small Cap Portfolio                                      222,475
International Equity Portfolio                           412,121
Emerging Markets Portfolio                                52,760


As U.S. Strategic Equity Portfolio is a new Portfolio, no information is available as of the date of this Statement of Additional Information.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income from each Portfolio generally will be declared and paid at least annually, and may be declared and paid more frequently. Shareholders who redeem all their shares of the Portfolio prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid through the date of their redemption. Shareholders who redeem only a portion of their shares will receive all dividends declared but unpaid on those shares on the next dividend payment date.

         Investment income for a Portfolio includes, among other things, dividends and interest income.

         With respect to all of the Portfolios, net realized capital gains, if any, will be distributed at least annually, and may be declared and paid more frequently. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

                                    TAXATION

         Management believes that each Portfolio (except for International Equity Select and International Small Cap Portfolios, which have not commenced operations as of the date of this Statement of Additional Information) has qualified for the most recent fiscal year as a "regulated investment company" under Subchapter M of the Code. It is intended that each such Portfolio will continue to so qualify as a regulated investment company if such qualification is in the best interests of its shareholders. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, a Portfolio will pay no federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated, for tax purposes, as an ordinary corporation subject to federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.

         Each Portfolio intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

         Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to a fund whose only shareholders are certain tax exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid this excise tax, each Portfolio intends to qualify for this exemption or to make its distributions in accordance with the calendar year.

         If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, distributions to its shareholders will be taxed as ordinary dividend income to the extent of such Portfolio's available earnings and profits, and Policy owners could lose the benefit of tax deferral on distributions made to the separate accounts of Participating Insurance Companies. Similarly, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, Policy owners could be subject to current tax on distributions made to the separate accounts of Participating Insurance Companies.

         Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance, since the amount of each Portfolio's assets to be invested in various countries is not known.

         Certain Portfolios may invest in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Portfolios. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

         If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Portfolio's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies; provided, however, that for taxable years of the Portfolio beginning after December 31, 2004, but not beginning after December 31, 2007, your interest-related dividends and short-term capital gain dividends from the Portfolio generally will not be subject to such U.S. withholding tax if the Fund receives prescribed certifications from you as to your non-U.S. status.

         The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Portfolios' activities or to discuss state and local tax matters affecting the Portfolios. Policy owners are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Portfolios. For more information concerning the federal income tax consequences, Policy owners should refer to the prospectus for their Policies.

                             PERFORMANCE INFORMATION

         Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

         Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

         A Portfolio's yield and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by such Portfolio, its average portfolio maturity and its expenses. Yield and total return information is useful in reviewing a Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         The effective yield and total return for a Portfolio should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Policy owners should consult the prospectus for their Policy.

              ADDITIONAL INFORMATION ABOUT THE FUND AND PORTFOLIOS

         As of February 1, 2005, the following shareholders owned beneficially or of record 5% or more of the indicated Portfolio's outstanding shares:

                                               PERCENTAGE OF TOTAL
NAME AND ADDRESS                                SHARES OUTSTANDING
----------------                                ------------------

EQUITY PORTFOLIO

Jefferson National Life Insurance Co.
Attn: Separate Accts.
9920 Corporate Campus Drive
Louisville, KY 40223                                   45%

CNA Insurance/Valley Forge Life
Attn: Investment Products
100 CNA Drive
Nashville, TN  37214                                   35%

American Express Financial Advisers
222 AXP Financial Center
Minneapolis, MN 55474                                  10%

Lazard Freres & Co.
Attn: Michael R. August
30 Rockefeller Plaza, 57th Floor
New York, NY 10112                                      5%

SMALL CAP PORTFOLIO

The Ohio National Life Insurance Co.
FBO Separate Accounts
PO Box 237
Cincinnati, OH 45201                                   48%

The Travelers Insurance Co.
Attn: Shareholders Accounting Department
P.O. Box 990027
Hartford, Ct 06199                                     14%

                                               PERCENTAGE OF TOTAL
NAME AND ADDRESS                                SHARES OUTSTANDING
----------------                                ------------------

Jefferson National Life Insurance Co.
Attn: Separate Accts.
9920 Corporate Campus Drive
Louisville, KY 40223                                   14%

The Traveler's Life & Annuity Co.
Attn: Shareholder Accounting Department
P.O. Box 990027
Hartford, CT 06199                                     11%

CNA Insurance/Valley Forge Life
Attn:  Investment Products
100 CNA Drive
Nashville, TN  37214                                    6%

INTERNATIONAL EQUITY PORTFOLIO

American Express Financial Advisers
222 AXP Financial Center
Minneapolis, MN 55474                                  93%

EMERGING MARKETS PORTFOLIO

The Ohio National Life Insurance Co.
FBO Separate Accounts
P.O. Box 237
Cincinnati, OH  45201                                  74%

Lincoln Benefit Life
Nebraska Service Center
P.O. Box 80469
Lincoln, NE  68501                                     19%

         A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. The Fund does not believe that the shareholders listed above are the beneficial owners of such shares.

         Generally, all shares have equal voting rights and will be voted in the aggregate. As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or a Portfolio, the vote of the lesser of (i) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

         Shareholders are not entitled to any preemptive, subscription or conversion rights and are freely transferable. All shares, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable by the Fund. Each share of a Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of a Portfolio, shares of the Portfolio are entitled to receive the assets of that Portfolio that are available for distribution.

         Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of independent auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

         The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

         To date, the Board of Directors has authorized the creation of seven Portfolios of shares. All consideration received by the Fund for shares of one of the Portfolios, and all assets in which such consideration is invested, will belong to that Portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Portfolio would be treated separately from those of the other Portfolios. The Fund has the ability to create, from time to time, new series without shareholder approval.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. The Rule exempts the selection of independent auditors and the election of Directors from the separate voting requirements of the rule.

         Each Portfolio will send annual and semi-annual financial statements to its shareholders. The Fund's Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the content of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

            COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Legal matters in connection with the issuance of the shares of the Fund offered hereby have been passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, NY 10038-4982.

         Anchin, Block & Anchin LLP, 1375 Broadway, New York, New York 10018, is the independent registered public accounting firm for the Fund.